UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Robert W. Silva

Huntington Asset Services, Inc.

2960 N. Meridian St. Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 9/30

Date of reporting period: 03/31/13

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report

March 31, 2013

Fund Adviser:

Pekin Singer Strauss Asset Management

161 N. Clark Street, Suite 2200

Chicago, IL 60601

Toll Free (800) 470-1029

www.appleseedfund.com

April 17, 2013

Dear Shareholders,

“Lately, it occurs to me what a long, strange trip it’s been.”

—The Grateful Dead

On March 5, 2013, the Dow Jones Industrial Average broke through its previous record high of 14,164 set on October 9, 2007. As for the S&P 500 Index, it also closed out the quarter by eclipsing its all-time intraday high of 1,567 achieved on October 11, 2007. In turn, the financial media tossed confetti and popped the champagne; after five and one-half years, the stock market had retraced its steps through previous high water marks.

Noticeably, returns to bond investors outstripped returns to equity investors since 2007, while the value of gold (measured in dollars) more than doubled during that period. In contrast to the U.S. stock market, the MSCI EAFE Index, the measure we use that indicates how well equity investors faired abroad, remains well below its 2007 high.

Intimately familiar with this long, strange trip back to stock market highs, we express concern as to whether the rapid advancement of equity prices is nothing short of a conjurer’s trick. In our view, the Federal Reserve’s ultra-easy monetary policy that began in 2007 underpins virtually every aspect of strength in the capital markets. Indeed, we are living in an era of managed markets.

The table on the next page shows a number of statistics for two different stock market peaks — October 2007 and the end of the most recent quarter. Just to highlight a few of the major differences between the two peaks: compared to 2007, public debt has increased substantially, GDP growth is weaker, unemployment levels have elevated, and bond yields are dramatically lower. As mentioned, underpinning these changes is an activist Federal Reserve that continues to pull out all the stops in order to inflate financial assets.

Notwithstanding the Federal Reserve’s easy money policy and the large government budget deficits, the job picture continues to disappoint. While the official unemployment rate has dropped to 7.6%, the decrease has occurred largely because the labor force participation rate has declined. Had the labor participation rate remained constant, the U.S. unemployment rate would be north of 10%. The declining labor participation rate has been driven by retiring Baby Boomers and by millions of would-be employees who have stopped searching for work. Moreover, many employed on a part-time basis would prefer full-time employment, and many employed have accepted lower paying positions (often in the service sector) because their prior, higher-paying jobs were replaced with technology or shipped abroad.

Back to the Future

	10/9/2007	3/31/2013
Dow Jones Industrial Average	14,164	14,497
S&P 500 Index	1,565	1,569
MSCI EAFE Index	2,337	1,675
Yield on the 10-Year Treasury Bond	4.7%	1.9%
Gold Price/Troy Ounce	$748	$1,596
U.S. Population	300M	314M
GDP Growth	+2.5%	+1.6%
Price/Gallon of Unleaded Gasoline	$2.75	$4.07
Americans Unemployed	6.7M	13.2M
Labor Force Participation Rate	65.8%	63.5%
Americans on Food Stamps	26.9M	47.7M
S&P Credit Rating on U.S. Debt	AAA	AA+
Size of the Fed’s Balance Sheet	$0.89T	$3.01T
U.S. Debt/Gross Domestic Product	~38%	>100%
U.S. Deficit (Trailing Twelve Months)	$98B	$1.1T
Total U.S. Debt Outstanding	$9.0T	$16.4T
Public U.S. Debt/U.S. Citizen	$30,000	$52,000
Total Government Liabilities*	$50T	$87T
Total Government Liabilities/U.S. Citizen	$167,000	$276,000
Forward P/E Ratio for S&P 500	15.5x	15.1x
Cyclically-Adjusted Forward P/E Ratio for S&P 500**	26.4x	22.8x

*	Includes public debt, Social Security, Medicare & Federal employees’ future retirement benefits.
**	Adjusts for profit margin variability during the business cycle and for inflation. Also called the Schiller P/E.

The ongoing maelstrom of central bank liquidity that led to the robust bond and stock markets in recent years likely will inflate the nominal value of all real assets, sooner or later. Given their policy mandates to counter business cycle weakness, central banks, including the Federal Reserve, feel few constraints today when it comes to quantitative easing (QE). So the Federal Reserve continues to print $85 billion per month, and the Bank of Japan more recently promised to nearly double the country’s money supply by the end of 2014.

Our take of the economy in the intermediate period ahead is that it will continue to be hampered by the onerous debt burdens left behind by the Credit Crisis. Try as they might, central bankers cannot create new jobs, innovate new technologies, generate productivity improvements, or launch new companies. Their scope of economic influence is limited to the pricing and quantity of money. While admittedly premature with our expectation that widespread inflation would surface long before now, we nonetheless hold to the view that higher rates of inflation are in the cards (later, if not sooner) as a result of all of the money printing that has occurred and that continues to occur.

A Greek Tragedy in Cyprus

Recent developments in tiny Cyprus are reflective, not just of the deep problems that exist in the Euro zone, but more importantly of increasing political and counterparty risk. Having speculated in Greek bonds over the past few years, Cypriot banks faced insolvency. Consequently, Cypriot banks were closed for nearly two weeks as the local banking officials, the Cypriot government, and ECB bureaucrats schemed to recapitalize the failed Cypriot banking system by writing down the

www.appleseedfund.com	2	(800) 470-1029

value of deposits in excess of 100,000 Euros to an undetermined amount. Suffice it to say, the potential write-downs will be painful. Besides obliterating the capital of many depositors, destroying the liquidity of many Cypriot businesses, and reducing trust in the Cypriot banking system, this decision likely will keep the economy in Cyprus depressed for years. Furthermore, given that deposits are the lifeblood of banks, fear of something similar happening elsewhere could trigger bank runs in other Euro-zone countries.

These anxieties might be nothing short of an exaggerated concern on our part, and the Cypriot banking situation might be a contained anomaly. On the other hand, Eurogroup President and Dutch Finance Minister Jeoren Dijsselbloem admitted that “the rescue program agreed for Cyprus…represents a new template for resolving Eurozone banking problems.” And elsewhere, the central banks of New Zealand and Canada (both well-capitalized banking systems) recently announced their willingness to restructure bank deposits to recapitalize their banks if the situation warranted. Additionally, on December 10, 2012, the U.S. Federal Deposit Insurance Corporation (FDIC) and the Bank of England published a white paper in which they notably suggested that unsecured creditors (depositors), similar to shareholders, should be assigned losses generated by a failed Too-Big-To-Fail Bank.

Given the tens of trillions of dollars in notional derivatives held by the Too-Big-to-Fail banks, we are not sure why any depositor would willingly invest their savings with a Too-Big-To-Fail Bank, given the enormous counterparty risk. At Appleseed Fund, we avoid investing in Too-Big-To-Fail Banks and look very closely at counterparty risk whenever we make a portfolio investment.

Interest Rate Showdown on the Horizon

With the 10-year Treasury and the 30-year Treasury yielding a meager 1.9% and 3.0%, respectively, as of the end of the quarter and with the Federal Reserve determined to keep interest rates low, investors should be prepared for a fixed income environment in which the nominal investment returns are at best low single-digits in the intermediate period ahead. After taxes and inflation, these investment returns are negative. The duration of this environment is impossible to predict, as bond market pricing may well be determined by political factors rather than market forces, much like the past five years.

The question all investors face is…when will interest rates rise? We dare not venture a guess. After a 30+ year bull market in bonds, many of today’s fixed income investors likely have become complacent and have assumed the Federal Reserve has their backs and will continue to be successful in maintaining control of the bond market. Few investors today are veteran enough to have experienced the losses stemming from holding long-dated bonds in a rising interest rate environment.

To provide a gauge of the negative impact on bond prices caused by rising yields, the table on the right shows a sensitivity analysis for both the 10-Year Treasury and the 30-Year Treasury. Should the yield on these bonds move even slightly upwards towards their historic averages, which is a certainty – it is merely a question of time – the price declines on long-dated bonds could be substantial. As an example, if the yield on bonds moves to 5%, bond prices would fall by 25% and by 31% for the 10-Year and 30-Year Treasury bonds, respectively.

Sensitivity of Bond Prices to Yield Changes

	Price Changes from Current Yields
Yields	10-Year Treasury	30-Year Treasury
Yields as of 3/31/13	1.9%	3.0%
3%	-10%	0%
4%	-18%	-17%
5%	-25%	-31%
6%	-31%	-42%
7%	-37%	-50%
8%	-42%	-57%
9%	-47%	-62%
10%	-51%	-66%
20-Year Avg. Yields	4.7%	5.3%
40-Year Avg. Yields	6.7%	7.5%

The bond market is important because interest rates heavily influence the cost of capital for the stock market and for that matter all financial assets. When long-term Treasury interest rates increase, so, too, will the cost of capital for companies. For that reason, the best time to buy both stocks and bonds is when interest rates are at generational highs and the cost of capital can only decline; that environment is certainly not what we have today. When interest rates increase, lower valuations for most stocks are a likely scenario.

www.appleseedfund.com	3	(800) 470-1029

Our approach towards managing the risk of higher interest rates is to own stocks which already trade at low valuations. When stock market valuations compress with the arrival of higher interest rates, we expect that the valuation compression should be less severe for a company like Staples (SPLS), for example, which already trades at a relatively low 8x P/E ratio, than it would likely be for a growth company trading at a 25x P/E ratio.

Appleseed Performance and Portfolio Changes

During the first three months of 2013, Appleseed Fund generated extremely strong investment results, with a 10.78% total return. The Fund’s quarterly return slightly exceeded the return of our benchmark, the S&P 500 Index, which was also quite strong. Driving Appleseed Fund’s return this quarter was tremendous performance across many stocks in our portfolio, including Albany Research (AMRI), Avon Products (AVP), Sealed Air (SEE), and our Japanese holdings which included Mabuchi Motors (Tokyo: 6592), Suzuki Motors (Tokyo: 7269), and Shimano (Osaka: 7309). The most significant detractors to Appleseed’s performance during the quarter were Appleseed Fund’s holdings in various gold trusts. Recently, it appears that excess liquidity has been moving into stocks and out of gold.

We reduced or sold several of the Fund’s positions whose stock prices reached our fair value estimates this quarter. As an aside, we try not to fall in love with our holdings, especially when all of the good things we expect to happen to a company are already priced into the stock. We have significantly cut back our exposure to Japanese equities due to the rapid price appreciation which occurred as a result of the Bank of Japan’s determination to devalue the yen. We liquidated our positions in Suzuki Motors and in Dr. Ci: Labo (Tokyo: 4924). Also, as we are writing this letter, we have sold our shares in Shimano as well, which more than doubled in price since we bought the stock just sixteen months ago. Finally, turning to our U.S. holdings, we liquidated our holdings in Albany Molecular Research.

While we have been doing more selling than buying recently, we have managed to add several new holdings to Appleseed Fund’s portfolio, including Omega Protein (OME), Toyo Tanso (Tokyo: 5310), Vistaprint (VPRT), and Microsoft (MSFT). Also, just after the quarter ended, we initiated a position in Herbalife (HLF). With several of these new holdings, we were only able to obtain a partial position before the stock price appreciated above our buy limit. When this happens, we refrain from buying additional shares. Instead, we wait and hope for an opportunity to finish our shopping trip at a more attractive price (at or below our buy limit).

This quarter, we were fortunate enough to purchase the common stock of one of the world’s largest and most successful companies, Microsoft Corporation, at a steep discount. After a dozen years of a flat-lined stock price, investors seem to have given this stock up for dead. The company’s position in the consumer categories it serves may be vulnerable, but Microsoft’s deeply entrenched competitive moat is derived from its strong position among its business customers. Over 90% of PCs still run Windows, and the company enjoys substantial barriers to entry with armies of developers writing enterprise applications for its Windows operating system. We believe investors have mispriced Microsoft’s stock and are not giving the company proper credit for its franchise value, its competitive positioning among businesses, and its attractive growth prospects. Selling at a rather compelling 7.5x earnings multiple and 3%+ dividend yield, we like the risk/reward ratio of Microsoft’s stock.

Often times, as value-driven investors, we find ourselves drawn to controversial companies whose common stock has become depressed by issues that we feel are temporary and will pass. One recent purchase is that of Herbalife, a multi-level marketer of weight management products, nutritional supplements, and personal care products. Since May of last year, the stock price dropped by more than 50% from its high, and today Herbalife trades at less than 8x forward earnings. At the same time, Herbalife’s business is characterized by limited capital requirements, significant topline revenue growth, a healthy balance sheet, and attractive profit margins; the company also returns to investors the cash generated from operations in the form of stock buybacks and dividends.

One more comment on Herbalife: KPMG, its auditor and one of the Big Four accounting firms, recently announced it had fired its partner in charge of Herbalife and severed its relationship with the company. Essentially, KPMG believed that it could no longer maintain its independence after KPMG’s breach of its fiduciary duty to its client. Apparently, the lead KPMG partner had leaked inside information about Herbalife (and a number of other companies) to a friend, who subsequently traded on the

www.appleseedfund.com	4	(800) 470-1029

information. The onus now is on Herbalife to obtain a new auditor to examine its books, a process which could take a year or more. This introduces an additional element of uncertainty for Herbalife investors, but we do not think these events impact the value of the company. We are happy to own the company’s common stock at current prices, but, needless to say, we will be carefully monitoring developments as they unfold.

We would like to make one last comment about portfolio asset allocation. While gold bullion has performed admirably since the 2007 stock market peak, as of the writing of this letter, the price of gold is down 25%+ from its August 2011 high. It is reasonable to ask why we would maintain this position in the face of this price weakness. Our answer is that the fundamental reasons for owning gold have not changed. One of the outcomes of the Credit Crisis was the deterioration of the balance sheets of most developed countries (as highlighted in our comparison table on page 2), a process that continues today. To combat massive budget deficits and a weak business environment, central bankers cut short-term interest rates and employed quantitative easing on a massive scale. Historically, these sorts of inflationary monetary policies have driven gold prices far higher, albeit not in a straight line, and this era so far has been no different.

Once again, we thank you for the privilege of allowing us to manage part of your investment portfolio through the Appleseed Fund. This privilege is a responsibility we treat with the utmost seriousness.

Sincerely,

Ronald Strauss, CFA		William Pekin, CFA		Adam Strauss, CFA
	Richard Singer, CFA		Joshua Strauss, CFA

www.appleseedfund.com	5	(800) 470-1029

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-470-1029.

At the end of the Fund’s reporting period on March 31, 2013, Microsoft (MSFT) represented 3.3%, Herbalife (HLF) represented 0.0%, Albany Research (AMRI) represented 0.0%, Dr. Ci: Labo (Tokyo: 4924) represented 0.0%, Suzuki Motors (Tokyo: 7269) represented 0.0%, Toyo Tanso (Tokyo: 5310) represented 0.4%, Vistaprint (VPRT) represented 2.5%, Omega Protein (OME) represented 0.6%, Shimano (7309-JP) represented 0.9%, and Staples (SPLS) represented 2.6% of the portfolio, respectively.

The S&P 500 Index is a widely recognized unmanaged index of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index returns do not reflect the deduction of expenses, which have been deducted from the Fund’s returns. The Index return assumes reinvestment of all distributions and does not reflect the deduction of taxes and fees. Individuals cannot invest directly in the Index, however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus by calling 1-800-470-1029.

Distributed by Unified Financial Securities, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208 (Member FINRA).

www.appleseedfund.com	6	(800) 470-1029

Investment Results—(Unaudited)

Total Returns*

(For the periods ended March 31, 2013)

			Average Annual Returns
	6 Months	One Year	Five Years	Since Inception**
Appleseed Fund—Investor Class	12.85%	14.61%	12.96%	8.32%
S&P 500® Index **	10.19%	13.96%	5.81%	3.97%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated January 28, 2013, were 1.61% of average daily net assets for the Investor Class (1.35% after fee waivers/expense reimbursements by the Adviser). The Adviser has contractually agreed to cap certain operating expenses of the Fund through January 31, 2014.

Total Returns*

(For the periods ended March 31, 2013)

			Average Annual Returns
	6 Months	One Year	Since Inception**
Appleseed Fund—Institutional Class	13.07%	14.91%	10.99%
S&P 500® Index **	10.19%	13.96%	12.47%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated January 28, 2013, were 1.36% of average daily net assets for the Institutional Class (1.10% after fee waivers/expense reimbursements by the Adviser). The Adviser has contractually agreed to cap certain operating expenses of the Fund through January 31, 2014.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-470-1029.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**	The Investor Class commenced operations on December 8, 2006. The Institutional class commenced operations on January 31, 2011.
***

The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

www.appleseedfund.com	7	(800) 470-1029

Investments Results—continued (Unaudited)

The chart above assumes an initial investment of $10,000 made on December 8, 2006 (commencement of operations) for the Investor Class and held through March 31, 2013. The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance of the Fund may be lower or higher than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-800-470-1029. The Fund’s investment objectives, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information about the investment company and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

www.appleseedfund.com	8	(800) 470-1029

Investments Results—continued (Unaudited)

The chart above assumes an initial investment of $10,000 made on January 31, 2011 (commencement of operations) for the Institutional Class and held through March 31, 2013. The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance of the Fund may be lower or higher than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-800-470-1029. The Fund’s investment objectives, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information about the investment company and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

www.appleseedfund.com	9	(800) 470-1029

Fund Holdings—(Unaudited)

[1]	As a percentage of net assets.

The Appleseed Fund invests primarily in a portfolio of equity securities of companies that are undervalued in the opinion of the Fund’s Adviser, Pekin Singer Strauss Asset Management. The investment objective of the Appleseed Fund is long-term capital appreciation.

Availability of Portfolio Schedule—(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses—(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for six months from October 1, 2012 to March 31, 2013.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.

10

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

Appleseed Fund— Investor Class	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During the Period October 1, 2012 – March 31, 2013*
Actual	$1,000.00	$1,128.50	$6.88
Hypothetical (5% return before expenses)	$1,000.00	$1,018.47	$6.52

*	Expenses are equal to the Investor Class annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Appleseed Fund— Institutional Class	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During the Period October 1, 2012 – March 31, 2013*
Actual	$1,000.00	$1,130.70	$5.55
Hypothetical (5% return before expenses)	$1,000.00	$1,019.72	$5.26

*	Expenses are equal to the Institutional Class annualized expense ratio of 1.05%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

11

Appleseed Fund

Schedule of Investments

March 31, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks—61.60%
Business Services—3.57%
Staples, Inc.	551,280	$7,403,690
Sykes Enterprises, Inc. (a)	160,613	2,563,383

		9,967,073

Consumer Discretionary—1.35%
Shimano, Inc. (b)	46,300	3,782,004

Consumer Staples—15.94%
Avon Products, Inc.	497,405	10,311,206
Female Health Co. / The	37,600	272,224
John B. Sanfilippo & Son, Inc.	609,720	12,182,206
Omega Protein Corp. (a)	150,683	1,619,842
Tesco, plc (b)	3,479,000	20,155,981

		44,541,459

Energy—5.24%
Nabors Industries, Ltd. (b)	749,802	12,161,788
Noble Corp. (b)	65,384	2,494,400

		14,656,188

Financials—9.51%
Aon PLC (b)	53,311	3,278,627
Western Union Co.	930,993	14,002,135
Willis Group Holdings PLC (b)	235,550	9,301,870

		26,582,632

Health Care Services—1.22%
PDI, Inc. (a)	576,828	3,403,285

Industrials—3.45%
Mabuchi Motor Co., Ltd. (b)	160,900	8,659,370
Toyo Tanso Co. Ltd. (b)	40,700	996,938

		9,656,308

Information Technology—5.79%
Microsoft Corp.	324,850	9,293,959
VistaPrint NV (a) (b)	178,098	6,885,269

		16,179,228

Materials—4.47%
Sealed Air Corp.	517,909	12,486,786

Pharmaceuticals—3.39%
Novartis AG (b) (c) (h)	132,950	9,471,358

Real Estate—1.10%
Pico Holdings, Inc. (a)	138,054	3,064,799

Technology—2.70%
Google, Inc.—Class A (a)	9,500	7,543,285

Telecommunication Services—3.87%
SK Telecom Co., Ltd. (b) (c)	604,778	10,807,383

TOTAL COMMON STOCKS (Cost $140,858,975)		172,141,788

See accompanying notes which are an integral part of these financial statements.

12

Appleseed Fund

Schedule of Investments—continued

March 31, 2013

(Unaudited)

	Shares	Fair Value
Gold Trusts—17.50%
Central Gold Trust (a) (b) (e) (f)	243,991	$14,500,385
ETFS Gold Trust (a) (d)	29,000	4,566,479
SPDR Gold Trust (a) (d)	24,700	3,814,915
Sprott Physical Gold Trust (a) (b) (e) (f)	1,922,710	26,014,266

TOTAL GOLD TRUSTS (Cost $46,673,075)		48,896,045

	Principal Amount
Certificates of Deposit—0.80%
Pacific Coast Bank, 0.100%, 04/18/2013	$250,015	250,015
Pacific Coast Bank, 0.070%, 06/06/2013	500,000	500,000
Self-Help Federal Credit Union, 0.500%, 05/24/2013	252,338	252,338
Self-Help Federal Credit Union, 0.500%, 05/28/2013	252,355	252,355
University Bank, 0.050%, 04/04/2013	500,062	500,062
University Bank, 0.115%, 04/03/2013	250,000	250,000
New Resource, 0.050%, 05/18/2013	249,000	249,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $2,253,770)		2,253,770

Corporate Bonds—1.19%
Western Union Co. / The, 5.930%, 10/01/2016	3,000,000	3,315,888

TOTAL CORPORATE BONDS (Cost $3,308,036)		3,315,888

	Shares
Money Market Securities—17.89%
Federated Government Obligations Fund—Institutional Shares, 0.01% (g)	49,987,636	49,987,636

TOTAL MONEY MARKET SECURITIES (Cost $49,987,636)		49,987,636

TOTAL INVESTMENTS—LONG—(Cost $243,081,492)—98.98%		$276,595,127

TOTAL INVESTMENTS—SHORT—(Proceeds Received $4,472,130)—(2.05%)		$(5,732,713)

Cash and other assets less liabilities—3.07%		8,585,773

TOTAL NET ASSETS—100.00%		$279,448,187

(a)	Non-income producing
(b)	Foreign security denominated in U.S. dollars
(c)	American Depositary Receipt
(d)	Exchange-Traded Fund
(e)	Closed-End Mutual Fund
(f)	Passive Foreign Investment Company
(g)	Variable rate security; the money market rate shown represents the rate at March 31, 2013.
(h)	All or a portion of this security is held for collateral for securities sold short. The total fair value of this collateral on March 31, 2013 is $8,548,800.

See accompanying notes which are an integral part of these financial statements.

13

Appleseed Fund

Schedule of Securities Sold Short

March 31, 2013

(Unaudited)

	Shares	Fair Value
Limited Partnerships—(2.05%)
US Natural Gas Fund, L.P.	(262,007)	$(5,732,713)

TOTAL LIMITED PARTNERSHIPS (Proceeds Received $4,472,130)		(5,732,713)

See accompanying notes which are an integral part of these financial statements.

14

Appleseed Fund

Schedule of Futures Contracts

March 31, 2013

(Unaudited)

Short Futures Contracts	Number of (Short) Contracts	Underlying Face Amount at Fair Value	Unrealized Appreciation (Depreciation)
British Pound Currency Futures Contract June 2013	(200)	$(18,956,250)	$(317,031)
Euro Currency Futures Contract June 2013	(101)	(16,189,038)	291,451
Japanese Yen Currency Futures Contract June 2013	(87)	(11,563,388)	(255,820)

Total Short Futures Contracts	(388)		$(281,400)

See accompanying notes which are an integral part of these financial statements.

15

Appleseed Fund

Statement of Assets and Liabilities

March 31, 2013

(Unaudited)

Assets
Investments in securities, at fair value (Cost $243,081,492)	$276,595,127
Cash restricted at broker	4,183,680
Cash held at broker (a)	693,450
Receivable for investments sold	2,063,155
Receivable for fund shares purchased	283,898
Dividends receivable	905,852
Interest receivable	89,893
Foreign currency	1,474,768
Prepaid expenses	36,661

Total assets	286,326,484

Liabilities
Investment securities sold short, at value (proceeds $4,472,130)	5,732,713
Payable to Adviser (b)	181,597
Payable for investments purchased	671,437
Payable for fund shares redeemed	35,419
Payable for net variation margin on futures contracts	139,225
Payable for Administration Plan fees, Investor Class (b)	48,339
Payable to administrator, fund accountant, and transfer agent (b)	35,764
Payable to custodian	7,273
Payable to trustees and officers	680
Other accrued expenses	25,850

Total liabilities	6,878,297

Net Assets	$279,448,187

Net Assets consist of:
Paid in capital	$240,537,703
Accumulated undistributed net investment income (loss)	(3,836,571)
Accumulated undistributed net realized gain (loss) from investment transactions	10,772,019
Net unrealized appreciation (depreciation) on:
Investment securities and Securities Sold Short	32,253,051
Foreign currency translation	3,385
Futures contracts	(281,400)

Net Assets	$279,448,187

Net Assets: Investor Class	$233,210,887

Shares outstanding (unlimited number of shares authorized)	16,442,515

Net asset value and offering price per share	$14.18

Redemption price per share ($13.07 * 98%) (c)	$13.90

Net Assets: Institutional Class	$46,237,300

Shares outstanding (unlimited number of shares authorized)	3,250,039

Net asset value and offering price per share	$14.23

Redemption price per share ($13.09 * 98%) (c)	$13.95

(a)	Cash used as collateral for futures contract transactions.
(b)	See Note 5 in the Notes to the Financial Statements
(c)	The Fund charges a 2.00% redemption fee on shares redeemed within 90 calendar days of purchase.

Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

See accompanying notes which are an integral part of these financial statements.

16

Appleseed Fund

Statement of Operations

For the six months ended March 31, 2013

(Unaudited)

Investment Income
Dividend income (net of withholding tax $158,844)	$2,614,014
Interest income	27,842

Total Income	2,641,856

Expenses
Investment Adviser fee (a)	1,240,895
Administration plan fee, Investor Class (a)	262,968
Administration expenses (a)	77,071
Transfer agent expenses (a)	49,197
Fund accounting expenses (a)	40,384
Printing expenses	23,014
Custodian expenses	22,856
Registration expenses	20,925
Legal expenses	15,693
Auditing expenses	8,867
Trustee expenses	5,401
Insurance expenses	4,611
CCO expenses	4,511
Miscellaneous expenses	3,196
Pricing expenses	1,077
24f-2 expenses	612
Other expense—short sale and interest expense	71,887

Total Expenses	1,853,165
Less: Fees waived & expenses reimbursed by Adviser (a)	(291,284)

Net operating expenses	1,561,881

Net Investment Income	1,079,975

Realized & Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	7,439,747
Foreign currency translations	(96,770)
Futures contracts	4,646,378
Change in unrealized appreciation (depreciation) on:
Investment securities	18,082,252
Securities sold short	(94,264)
Foreign currency translations	1,363
Futures contracts	(265,585)

Net realized and unrealized gain (loss) on investment securities foreign currency translations, & futures contracts	29,713,121

Net increase (decrease) in net assets resulting from operations	$30,793,096

(a)	See Note 5 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

17

Appleseed Fund

Statements of Changes In Net Assets

	Six Months Ended March 31, 2013 (Unaudited)	Year Ended September 30, 2012
Operations
Net investment income (loss)	$1,079,975	$862,203
Long term capital gain distributions from real estate investment trusts	—	111,379
Net realized gain (loss) on investment securities, securities sold short, foreign currency translations, & futures contracts	11,989,355	5,179,170
Change in unrealized appreciation (depreciation) on investment securities, securities sold short, foreign currency translations, & futures contracts	17,723,766	18,366,824

Net increase (decrease) in net assets resulting from operations	30,793,096	24,519,576

Distributions
From net investment income, Investor Class	(3,549,991)	(1,847,227)
From net realized gains, Investor Class	(4,363,755)	(9,157,179)
From net investment income, Institutional Class	(618,297)	(158,108)
From net realized gains, Institutional Class	(760,029)	(647,000)

Total distributions	(9,292,072)	(11,809,514)

Capital Share Transactions—Investor Class
Proceeds from Fund shares sold	35,388,682	90,849,853
Proceeds from redemption fees collected (a)	6,803	90,553
Reinvestment of distributions	7,770,528	10,842,527
Amount paid for Fund shares redeemed	(33,236,194)	(77,001,213)

Net increase (decrease) in net assets resulting from Investor Class capital share transactions	9,929,819	24,781,720

Capital Share Transactions—Institutional Class
Proceeds from Fund shares sold	10,331,411	21,335,752
Proceeds from redemption fees collected (a)	422	1,848
Reinvestment of distributions	1,362,683	804,808
Amount paid for Fund shares redeemed	(1,905,234)	(2,223,049)

Net increase (decrease) in net assets resulting from Institutional capital share transactions	9,789,282	19,919,359

Total Increase (Decrease) in Net Assets	41,220,125	57,411,141

Net Assets
Beginning of period	238,228,062	180,816,921

End of period	$279,448,187	$238,228,062

Accumulated undistributed net investment loss included in net assets at end of period	$(3,836,571)	$(748,258)

Capital Share Transactions—Investor Class
Shares sold	2,642,137	7,205,122
Shares issued in reinvestment of distributions	609,453	919,637
Shares repurchased	(2,517,253)	(6,129,558)

Net increase (decrease) in Investor Class shares outstanding	734,337	1,995,201

Capital Share Transactions—Institutional Class
Shares sold	767,909	1,672,461
Shares issued in reinvestment of distributions	106,543	68,262
Shares repurchased	(144,614)	(180,675)

Net increase (decrease) in Institutional Class shares outstanding	729,838	1,560,048

(a)	The Fund charges a 2% redemption fee on shares redeemed within 90 calendars days of purchase.

Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

See accompanying notes which are an integral part of these financial statements.

18

Appleseed Fund—Investor Class

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2013 (Unaudited)		Year ended September 30, 2012		Year ended September 30, 2011		Year ended September 30, 2010	Period ended September 30, 2009 (a)		Year ended November 30, 2008	Period ended November 30, 2007 (b)
Selected Per Share Data:
Net asset value, beginning of period	$13.07		$12.32		$12.45		$11.46	$7.44		$9.85	$10.00

Income from investment operations:
Net investment income (loss)	0.06	(c)	0.05	(c)	0.04		0.07 (c)	0.07	(c)	0.22 (c)	0.12
Net realized and unrealized gain (loss) on investments	1.56		1.44		0.06	(n)	0.95	4.04		(2.46)	(0.26)

Total from investment operations	1.62		1.49		0.10		1.02	4.11		(2.24)	(0.14)

Less distributions to shareholders:
From net investment income	(0.23)		(0.12)		(0.12)		(0.02)	(0.09)		(0.17)	(0.02)
From net realized gain	(0.28)		(0.63)		(0.11)		(0.02)	—		— (d)	—

Total distributions	(0.51)		(0.75)		(0.23)		(0.04)	(0.09)		(0.17)	(0.02)

Paid in capital from redemption fees	—	(e)	0.01		—	(e)	0.01	—	(e)	— (e)	0.01

Net asset value, end of period	$14.18		$13.07		$12.32		$12.45	$11.46		$7.44	$9.85

Total Return (f)	12.85	% (g)	12.86%		0.74%		9.03%	55.95	% (g)	(23.07)%	(1.33	)% (g)
Ratios and Supplemental Data:
Net assets, end of period (000)	$233,211		$205,232		$168,961		$125,686	$55,905		$8,992	$6,501
Ratio of net expenses to average net assets (l)	1.30	% (h) (p)	1.25	% (o)	1.24	% (m)	1.24%	1.17	% (h)(k)	0.90%	0.90	% (h)
Ratio of net expenses to average net assets before reimbursement & federal income taxes (l)	1.53	% (h)	1.52%		1.48%		1.32%	2.02	% (h)	3.09%	3.52	% (h)(i)
Ratio of net investment income (loss) to average net assets (l)	0.83	% (h)	0.38%		0.25%		0.54%	0.87	% (h)	2.40%	1.40	% (h)
Ratio of net investment income (loss) to average net assets before reimbursement & federal income taxes (l)	0.60	% (h)	0.11%		0.01%		0.46%	0.02	% (h)	0.21%	(1.22	)% (h)(j)
Portfolio turnover rate	23.64	% (g)	76.27%		68.05%		61.48%	40.54	% (g)	127.63%	27.07	% (g)

(a)	The Fund’s Board of Trustees elected to change its fiscal year end from November 30 to September 30.

The information presented is from December 1, 2008 through September 30, 2009.

(b)	For the period December 8, 2006 (the date the Fund commenced operations) through November 30, 2007.
(c)	Net investment income per share is based on average shares outstanding during the period.
(d)	Net realized gain distributed amounted to less than $0.005 per share.
(e)	Redemption fees resulted in less than $0.005 per share.
(f)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(g)	Not annualized.
(h)	Annualized.
(i)	The expense ratio before reimbursements includes income taxes of .09% which was voluntarily reimbursed by the Adviser and Fund Administrator.
(j)	The net investment income (loss) ratio includes income tax expense of (.09)% which was voluntarily reimbursed by the Adviser and Fund Administrator.
(k)	Effective April 1, 2009, the Adviser has contractually agreed to cap the Fund’s expenses at 1.24%. Prior to April 1, 2009, the Fund’s expense cap was 0.90%.
(l)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(m)	Effective January 28, 2011, the Adviser has contractually agreed to cap the Fund’s expenses at 0.99% excluding fees paid pursuant to an Administrative Services Plan. Prior to January 28, 2011, the Fund’s expense cap was 1.24%. Also effective January 28, 2011, the Fund adopted an Administrative Services Plan with respect to Investor Class shares, pursuant to which the Fund pays an annual fee equal to 0.25% of the average daily net assets of the Investor Class shares.
(n)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions.
(o)	Includes short sale and interest expense of 0.01% for 2012.
(p)	Includes short sale and interest expense of 0.06% for the period ended March 31, 2013.

See accompanying notes which are an integral part of these financial statements.

19

Appleseed Fund—Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended March 31, 2013 (Unaudited)		Year Ended September 30, 2012		For the Period Ended September 30, 2011 (a)
Selected Per Share Data
Net asset value, beginning of period	$13.09		$12.35		$12.59

Income from investment operations:
Net investment income	0.04	(c)	0.08	(c)	0.05	(c)
Net realized and unrealized gain (loss) on investments	1.61		1.44		(0.30)

Total from investment operations	1.65		1.52		(0.25)

Less Distributions to shareholders:
From net investment income	(0.23)		(0.15)		—
From net realized gain	(0.28)		(0.63)		—

Total distributions	(0.51)		(0.78)		—

Paid in capital from redemption fees	—	(g)	—	(g)	0.01

Net asset value, end of period	$14.23		$13.09		$12.35

Total Return (b)	13.07	% (d)	13.00%		(1.91	)% (d)
Ratios and Supplemental Data
Net assets, end of period (000)	$46,237		$32,996		$11,856
Ratio of expenses to average net assets (f)	1.05	% (e) (i)	1.01	%(h)	0.99	% (e)
Ratio of expenses to average net assets before waiver and reimbursement (f)	1.28	% (e)	1.27%		1.34	% (e)
Ratio of net investment income (loss) to average net assets (f)	0.59	% (e)	0.64%		0.58	% (e)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement (f)	0.36	% (e)	0.38%		0.23	% (e)
Portfolio turnover rate	23.64	% (d)	76.27%		68.05	% (d)

(a)	For the period January 31, 2011 (commencement of operations) through September 30, 2011.
(b)	Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(c)	Net investment income per share is based on average shares outstanding during the period.
(d)	Not annualized.
(e)	Annualized.
(f)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(g)	Redemption fees resulted in less than $0.005 per share.
(h)	Includes short sale and interest expense of 0.02% for 2012.
(i)	Includes short sale and interest expense of 0.06% for the period ended March 31, 2013.

See accompanying notes which are an integral part of these financial statements.

20

Appleseed Fund

Notes to the Financial Statements

March 31, 2013

(Unaudited)

NOTE 1. ORGANIZATION

The Appleseed Fund (the “Fund”) was organized as a non-diversified series of the Unified Series Trust (the “Trust”) on September 11, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment Adviser is Pekin Singer Strauss Asset Management, Inc. (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation.

The Fund currently offers two classes of shares, Investor Class and Institutional Class. Investor shares were first offered to the public on December 8, 2006; and Institutional shares were first offered to the public on January 31, 2011. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board. The primary difference between the two classes is attributable to the administrative service fee arrangements for the Investor Class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

Non-Diversification Risk – The Fund is non-diversified, which means it may invest a greater percentage of its assets in a fewer number of stocks as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual stock in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Foreign Currency Translation—Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars based on exchange rates on the following basis: a) the fair values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day and b) purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains and losses from foreign currency transactions. Reported net realized foreign currency transaction gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent to the amounts actually received or paid. Reported net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investments, resulting from changes in exchange rates.

Short Sales—The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including Exchange Traded Funds (ETFs), and Futures. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also

21

Appleseed Fund

Notes to the Financial Statements—continued

March 31, 2013

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES—continued

known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board of Trustees, or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short and borrowing costs are not covered under the Advisor’s expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund. The Fund’s social and environmental screens are not applied to short sales.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended March 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years prior to 2008.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board). Income, realized gains and losses, unrealized appreciation and depreciation, and Fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire Fund.

Security Transactions and Related Income—The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from Real Estate Investment Trusts (REITS) and distributions from Limited Partnerships are recognized on the ex-date. The calendar year end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Redemption Fees – The Fund charges a 2.00% redemption fee for shares redeemed within 90 calendar days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

22

Appleseed Fund

Notes to the Financial Statements—continued

March 31, 2013

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES—continued

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a fund would receive upon selling an investment in a orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchange-traded funds, gold trusts, limited partnerships, and closed-end funds are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally

23

Appleseed Fund

Notes to the Financial Statements—continued

March 31, 2013

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS—continued

valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

Fixed income securities, including corporate bonds, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), and certificates of deposit, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded and when the market is considered active will generally be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

24

Appleseed Fund

Notes to the Financial Statements—continued

March 31, 2013

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$172,141,788	$—	$—	$172,141,788
Gold Trusts	48,896,045	—	—	48,896,045
Certificates of Deposit	—	2,253,770	—	2,253,770
Corporate Bonds	—	3,315,888	—	3,315,888
Money Market Securities	49,987,636	—	—	49,987,636

Total	$271,025,469	$5,569,658	$—	$276,595,127

*	Refer to Schedule of Investments for industry classifications.

	Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Limited Partnerships	$(5,732,713)	$—	$—	$(5,732,713)
Short Futures Contracts*	(281,400)	—	—	$(281,400)

Total	$(6,014,113)	$—	$—	$(6,014,113)

*	The amount shown represents the gross unrealized depreciation of the futures contracts.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended March 31, 2013.

NOTE 4. DERIVATIVE TRANSACTIONS

Currency Futures Contracts – The Appleseed Fund entered into currency futures contracts (long and short) to hedge its foreign currency exposure during the fiscal period. A currency futures contract involves an obligation to purchase or sell a specific currency at a future date. Such contracts are used to sell unwanted currency exposure that comes from holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked to market daily and change in value is recorded as unrealized appreciation or depreciation. When a currency futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the currency exchange rates. Cash held at broker as of March 31, 2013 is held for collateral for futures transactions and is restricted from withdrawal.

25

Appleseed Fund

Notes to the Financial Statements—continued

March 31, 2013

(Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS—continued

The following tables present a summary of the fair value of derivative instruments, not accounted for as hedging instruments as of March 31, 2013 and the effect of derivative instruments on the Statement of Operations for the period ended March 31, 2013.

At March 31, 2013:

Derivatives	Location of Derivatives on Statements of Assets & Liabilities
Short currency futures contracts	Payable for net variation margin on futures contracts	$139,225

For the six months ended March 31, 2013 :

Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Contracts Sold Short	Contracts Closed	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Foreign Exchange Risk:
Short currency futures contracts	Net realized and unrealized gain (loss) on currency futures contracts	784	794	$4,646,378	$(265,585)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average net assets. For the six months ended March 31, 2013, before the waiver described below, the Adviser earned a fee of $1,240,895 from the Fund. The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses through January 31, 2014, so that the total annual Fund operating expenses, excluding brokerage fees and commissions, fees paid pursuant to the Administrative Services Plan (Investor Class only), borrowing costs (such as interest and dividend expense on securities sold short), taxes, any indirect expenses such as expenses incurred by other investment companies in which the Fund may invest, any 12b-1 fees, and extraordinary expenses do not exceed 0.99% of the Fund’s average daily net assets. For the six months ended March 31, 2013, the Adviser waived fees of $291,284. At March 31, 2013, the Adviser was owed $181,597 from the Fund for advisory services.

Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and any expense limitation in place at the time of repayment. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at September 30, 2012 are as follows:

Recoverable through
Amount	September 30,
$91,650	2013
$380,938	2014
$573,176	2015

For the six months ended March 31, 2013, $291,284 may be subject to potential repayment by the Fund to the Adviser through September 30, 2016.

26

Appleseed Fund

Notes to the Financial Statements—continued

March 31, 2013

(Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES—continued

The Trust retains Huntington Asset Services, Inc. (“HASI”), to manage the Fund’s business affairs and to provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended March 31, 2013, HASI earned fees of $77,071 for administrative services provided to the Fund. At March 31, 2013, the Fund owed HASI $14,768 for administrative services. Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal Distributor and Huntington National Bank, the former custodian of the Fund’s investments.

The Trust retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended March 31, 2013, HASI earned fees of $49,197 from the Fund for transfer agent services. For the six months ended March 31, 2013, HASI earned fees of $40,384 from the Fund for fund accounting services. At March 31, 2013, the Fund owed HASI $13,283 for transfer agent services and $7,713 for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund’s shares. There were no payments made to the Distributor by the Fund for the six months ended March 31, 2013. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor and such person may be deemed to be affiliates of the Distributor.

The Fund has an Administrative Services Plan Fee with respect to Investor Class shares, pursuant to which the Fund pays an annual fee equal to 0.25% of the average daily net assets of the Fund’s Investor Class shares to the Adviser to compensate financial intermediaries that provide administrative services to the Investor Class shareholders pursuant to a written agreement with the Fund or the Fund’s distributor. Financial intermediaries eligible to receive payments under the Administrative Services Plan Fee include mutual fund supermarkets and other platforms sponsored by any 401(k) plan, bank, trust company or broker-dealer that have entered into an agreement with the Fund or the Fund’s distributor to sell the Fund’s Investor Class shares. For purposes of the Plan, administrative services include, but are not limited to (i) acting as record holder and nominee of Investor Class shares beneficially owned by the financial intermediary’s customers; (ii) providing sub-accounting services to such customers; (iii) processing and issuing confirmations with respect to orders to purchase, redeem or exchange Investor Class shares; (iv) processing dividend payments; and (v) providing periodic account statements. Over time, administrative services fees increase the cost of your investment in the Fund’s Investor Class shares because these fees are paid out of the assets of the Investor Class’ assets on an on-going basis. For the six months ended March 31, 2013, the Investor Class incurred Service fees of $262,968. At March 31, 2013, $48,339 was owed to the Adviser.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, which is currently inactive. The Plan provides that the Fund will pay the Adviser and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee up to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to efficiently achieve its investment objectives and to realize economies of scale. The Fund does not currently intend to activate the Plan prior to January 31, 2014.

27

Appleseed Fund

Notes to the Financial Statements—continued

March 31, 2013

(Unaudited)

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2013, purchases and sales of investment securities, other than short-term investments and short securities were as follows:

Purchases
U.S. Government Obligations	$—
Other	48,301,340
Sales
U.S. Government Obligations	$—
Other	52,979,498

At March 31, 2013, the appreciation (depreciation) of investments, net of proceeds for investment securities sold short, and excluding futures contracts for tax purposes, was as follows:

Amount
Gross Appreciation	$29,998,641
Gross (Depreciation)	(10,385,973)

Net Appreciation (Depreciation) on Investments	$19,612,668

At March 31, 2013, the aggregate cost of securities, net of proceeds for securities sold short, for federal income tax purposes, was $251,249,746.

NOTE 7. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. At March 31, 2013, Charles Schwab & Co., for the benefit of its customers, owned 28.99% of the Investor class. As a result, Charles Schwab & Co. may be deemed to control the Investor class. At March 31, 2013, Pershing LLC., for the benefit of its customers, owned 35.83% of the Institutional Class, while Charles Schwab & Co. owned 28.09% of the Institutional class. As a result, Pershing LLC and Charles Schwab & Co. may be deemed to control the Institutional Class.

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS

On December 24, 2012, an income dividend of $0.2299 per share was made to shareholders of record on December 21, 2012 for the Investor Class. On December 24, 2012, an income dividend of $0.2299 per share was made to shareholders of record on December 21, 2012 for the Institutional Class.

On December 24, 2012, a long-term capital gain of $0.0050 per share was made to shareholders of record on December 21, 2012 for both the Investor Class and Institutional Class.

On December 24, 2012, a short-term capital gain of $0.2776 per share was made to shareholders of record on December 21, 2012 for both the Investor Class and Institutional Class.

28

Appleseed Fund

Notes to the Financial Statements—continued

March 31, 2013

(Unaudited)

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS—continued

The tax characterization of distributions for the fiscal periods ended September 30, 2012 and 2011 were as follows:

	2012	2011
Distributions paid from:
Ordinary Income*	$4,503,209	$1,231,390
Long-term Capital Gain	$7,306,305	$1,218,683

	$11,809,514	$2,450,073

*	Short term capital gain distributions are treated as ordinary income for tax purposes.

At September 30, 2012, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$7,203,798
Unrealized appreciation (depreciation)	10,149,040
Other temporary differences	56,622

$17,409,460

At September 30, 2012, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and basis adjustments for investments in grantor trusts and passive foreign investment companies.

NOTE 10. CAPITAL LOSS CARRYFORWARDS

As of September 30, 2012, the Fund does not have available any capital loss carryforwards.

NOTE 11. FOREIGN TAX CREDITS (Unaudited)

During the fiscal year ended September 30, 2012, the fund earned gross foreign source income of $ 2,149,068 and paid foreign taxes of $ 265,811. The fund intends to pass through the maximum foreign tax credit allowable and final amounts will be provided to shareholders on Internal Revenue Service Form 1099-DIV.

29

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by: (1) calling the Fund at (800) 470-1029 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Gary E. Hippenstiel

Stephen A. Little

Daniel J. Condon

Ronald C. Tritschler

Nancy V. Kelly, Interested

Kenneth G.Y. Grant

OFFICERS

Joseph Rezabek, Senior Vice President

John C. Swhear, Interim President

Robert W. Silva, Chief Financial Officer and Treasurer

Lynn E. Wood, Chief Compliance Officer

Tara Pierson, Secretary

INVESTMENT ADVISER

Pekin Singer Strauss Asset Management, Inc.

161 N. Clark Street, Suite 2200

Chicago, IL 60601

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

U.S. Bank, N.A.

425 Walnut St.

Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

IRON STRATEGIC INCOME FUND

Performance Results – (Unaudited)

Total Returns

(For the periods ended March 31, 2013)

	6 Months	1 Year	Average Annual Returns
			Five Years	Since Inception (October 11, 2006)
Iron Strategic Income Fund – Institutional Class*	3.03%	6.31%	9.02%	8.16%
Dow Jones Credit Suisse Hedge Fund Index**	5.57%	7.17%	3.38%	5.08%**
Merrill Lynch High Yield Master II Index***	6.17%	13.10%	11.33%	9.12%

Total annual operating expenses as disclosed in the Fund’s prospectus dated January 31, 2013, were 1.62% of average daily net assets (1.13% excluding fees and expenses of underlying funds in which the Fund invests).

Total Returns

(For the periods ended March 31, 2013)

	6 Months	1 Year	Average Annual Returns
			Three Years	Since Inception (February 2, 2009)
Iron Strategic Income Fund – Investor Class*	2.83%	5.99%	5.22%	11.51%
Dow Jones Credit Suisse Hedge Fund Index**	5.57%	7.17%	5.37%	8.69%**
Merrill Lynch High Yield Master II Index***	6.17%	13.10%	10.91%	19.96%

Total annual operating expenses as disclosed in the Fund’s prospectus dated January 30, 2013, were 1.97% of average daily net assets (1.48% excluding fees and expenses of underlying funds in which the Fund invests).

IRON STRATEGIC INCOME FUND

The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT PREDICT FUTURE RESULTS. The returns shown are net of all recurring expenses. Current performance of the Fund may be lower or higher than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end, or to request a prospectus, please call 1-877-322-0575.

You should carefully consider the investment objectives, potential risk, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

**	The Dow Jones Credit Suisse Hedge Fund Index, as disclosed in the Fund’s prospectus dated January 31, 2013, has replaced the Merrill Lynch High Yield Master II Index as the Fund’s primary benchmark because, in the opinion of the Fund’s Advisor, the Fund’s objectives and risk profile are more similar to those of the new index. In addition, the “Since Inception” return for the Dow Jones Credit Suisse Hedge Fund Index is as of September 29, 2006 for the Institutional Class and January 31, 2009 for the Investor Class.

***	The Merrill Lynch High Yield Master II Index is an unmanaged index that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of high yield bonds. Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

IRON STRATEGIC INCOME FUND

Performance Results – (unaudited) (continued)

Comparison of the Growth of a $10,000 Investment in the Iron Strategic Income Fund – Institutional Class, Investor Class, Dow Jones Credit Suisse Hedge Fund Index, and the Merrill Lynch High Yield Master II Index (Unaudited)

This graph shows the value of a hypothetical initial investment of $10,000 made on October 11, 2006 for the Institutional Class and February 2, 2009 for the Investor Class (commencement of Fund operations) and held through March 31, 2013. The Dow Jones Credit Suisse Hedge Fund Index, as disclosed in the Fund’s prospectus dated January 31, 2013, will replace the Merrill Lynch High Yield Master II Index as the Fund’s primary benchmark because, in the opinion of the Fund’s Advisor, the Fund’s objectives and risk profile are more similar to those of the new index. In addition, the “Since Inception” return for the Dow Jones Credit Suisse Hedge Fund Index is as of September 29, 2006 for the Institutional Class and January 31, 2009 for the Investor Class. The Merrill Lynch High Yield Master II Index is a widely recognized unmanaged index of high yield bonds. Individuals cannot invest directly in the Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not reflect expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the securities in the index plus the reinvestment of distributions and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS. Investment returns and principal values will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original purchase price. Current performance may be lower or higher than the performance data quoted.

For more information on the Iron Strategic Income Fund, and to obtain performance data current to the most recent month end, or to request a prospectus, please call 1-877-322-0575. You should carefully consider the investment objectives, potential risk, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

IRON STRATEGIC INCOME FUND

Fund Holdings – (Unaudited)

1	As a percent of net assets.

The investment objective of the Iron Strategic Income Fund is to maximize total return. Total return is comprised of both income and capital appreciation.

Availability of Portfolio Schedules – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

About Your Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at October 1, 2012 and held through March 31, 2013.

Actual Expenses – (Unaudited)

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the

IRON STRATEGIC INCOME FUND

Actual Expenses – (Unaudited) (continued)

amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – (Unaudited)

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees. Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

Iron Strategic Income Fund Institutional Class	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expense Paid During Period October 1, 2012 – March 31, 2013
Actual*	$1,000.00	$1,030.30	$5.86
Hypothetical**	$1,000.00	$1,019.16	$5.83

Iron Strategic Income Fund Investor Class	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expense Paid During Period October 1, 2012 – March 31, 2013
Actual***	$1,000.00	$1,028.30	$7.64
Hypothetical**	$1,000.00	$1,017.40	$7.60

*	Expenses are equal to the Institutional Class annualized expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

**	Assumes a 5% return before expenses.

***	Expenses are equal to the Investor Class annualized expense ratio of 1.51%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).

IRON STRATEGIC INCOME FUND

Schedule of Investments	March 31, 2013

(Unaudited)

Corporate Bonds – 15.60%	Principal Amount	Fair Value
Corporate Bonds – Domestic – 13.07%
AES Corp., 8.000%, 10/15/2017	2,000,000	$2,362,500
Ally Financial, Inc., 8.000%, 03/15/2020	2,000,000	2,490,000
Apria Healthcare Group I, 11.250%, 11/01/2014	2,000,000	2,065,000
Burger King Corp., 9.875%, 10/15/2018 (e)	2,000,000	2,307,500
Calpine Corp., 7.500%, 02/15/2021 (a)	1,800,000	1,984,500
Case New Holland, Inc., 7.875%, 12/01/2017	2,000,000	2,350,000
Chesapeake Energy Corp., 6.625%, 08/15/2020 (e)	1,624,000	1,782,340
Citycenter Holdings/Finance, 7.625%, 01/15/2016	2,000,000	2,157,500
Consol Energy Inc., 8.000%, 04/01/2017	2,000,000	2,165,000
Cricket Communications I, 7.750%, 10/15/2020	2,000,000	2,005,000
Del Monte Corp., 7.625%, 02/15/2019	2,000,000	2,085,000
Energy Transfer Equity LP, 7.500%, 10/15/2020	2,000,000	2,315,000
First Data Corp., 12.625%, 01/15/2021	2,000,000	2,177,500
HCA Inc., 8.500%, 04/15/2019	2,000,000	2,212,500
Intl Lease Finance Corp., 8.625%, 09/15/2015	2,000,000	2,282,500
Metropcs Wireless Inc., 6.625%, 11/15/2020	2,000,000	2,097,500
Michaels Stores, Inc., 7.750%, 11/01/2018	2,000,000	2,195,000
NRG Energy, Inc., 8.250%, 09/01/2020	2,000,000	2,267,500
Pinafore LLC, 9.000%, 10/01/2018	649,000	726,069
RBS Global & Rexnord Corp, 8.500%, 05/01/2018	2,000,000	2,202,500
Reynolds GRP ISS/Reynold, 7.125%, 04/15/2019	2,000,000	2,157,500
SLM Corp., 8.000%, 03/25/2020	2,000,000	2,327,500
Transdigm, Inc., 7.750%, 12/15/2018	2,000,000	2,205,000
Valeant Pharmaceuticals, 6.875%, 12/01/2018 (a)	2,000,000	2,158,750
Warner Chilcott Co. LLC, 7.750%, 09/15/2018	2,000,000	2,147,500
Wynn Las Vegas LLC/Corp., 7.750%, 08/15/2020	2,000,000	2,252,500

		55,479,159

See accompanying notes which are an integral part of these financial statements.

IRON STRATEGIC INCOME FUND

Schedule of Investments (continued)	March 31, 2013

(Unaudited)

Corporate Bonds (continued)	Principal Amount	Fair Value
Corporate Bond – Australia – 0.50%
FMG Resources Aug. 2006, 7.000%, 11/01/2015 (a) (b)	2,000,000	$2,105,000

Corporate Bond – Canada – 0.53%
Novelis Inc., 8.750%, 12/15/2020 (b)	2,000,000	2,265,000

Corporate Bonds – Luxembourg – 1.50%
CHC Helicopter SA, 9.250%, 10/15/2020 (b)	2,000,000	2,136,250
Expro Finance Luxembourg, 8.500%, 12/15/2016 (a) (b)	2,000,000	2,130,000
Intelsat Luxembourg SA, 11.250%, 02/04/2017 (b)	2,000,000	2,132,500

		6,398,750

Total Corporate Bonds (Cost $62,355,107)		66,247,909

See accompanying notes which are an integral part of these financial statements.

IRON STRATEGIC INCOME FUND

Schedule of Investments (continued)	March 31, 2013

(Unaudited)

Convertible Notes – 6.57%	Principal Amount	Fair Value
Convertible Notes – Domestic – 6.57%
Alliant Techsystems, Inc., 3.000%, 08/15/2024	1,000,000	$1,087,500
Annaly Capital Mgmt, 5.000%, 05/15/2015	1,000,000	1,037,500
Ares Capital Corp., 5.750%, 02/01/2016 (a)	500,000	544,375
Ares Capital Corp., 5.750%, 02/01/2016	500,000	544,375
BGC Partners, Inc., 4.500%, 07/15/2016	500,000	497,188
Chesapeake Energy Corp., 2.500%, 05/15/2037 (e)	1,000,000	963,125
Comtech Telecommunications Corp., 3.000%, 05/01/2029 (e)	1,000,000	1,027,500
Electronic Arts, Inc., 0.750%, 07/15/2016	1,000,000	973,750
GT Advanced Technologies, Inc., 3.000%, 10/01/2017	1,000,000	769,375
Hologic, Inc., 2.000%, 12/15/2037	1,000,000	1,005,630
Hornbeck Offshore Services, Inc., 1.625%, 11/15/2026	1,000,000	1,075,400
Iconix Brand Group, Inc., 2.500%, 06/01/2016 (a)	1,000,000	1,115,625
Intel Corp., 2.950%, 12/15/2035	1,000,000	1,063,750
InterDigital, Inc./PA, 2.500%, 03/15/2016	1,000,000	1,121,875
Lam Research Corp., 1.250%, 05/15/2018 (e)	1,000,000	1,071,875
LifePoint Hospitals, Inc., 3.500%, 05/15/2014	1,000,000	1,095,625
Linear Technology Corp., 3.000%, 05/01/2027	1,000,000	1,071,250
MGM Resorts International, 4.250%, 04/15/2015	1,000,000	1,088,125
Nuance Communications, 2.750%, 11/01/2031	500,000	519,063
Nuvasive, Inc., 2.750%, 07/01/2017	1,000,000	977,500
Omnicare, Inc., 3.250%, 12/15/2035	1,000,000	1,003,750
On Semiconductor Corp., 2.625%, 12/15/2026	1,000,000	1,138,125
priceline.com, Inc., 1.000%, 03/15/2018 (e)	500,000	553,438
Prospect Captial Corp., 5.750%, 03/15/2018 (a)	500,000	520,938
Rovi Corp., 2.625%, 02/15/2040 (e)	1,000,000	1,021,875
Steel Dynamics, Inc., 5.125%, 06/15/2014	1,000,000	1,127,500
Stone Energy Corp., 1.750%, 03/01/2017 (a) (e)	1,000,000	923,750
Teva Pharmaceutical Finance Co. LLC, 0.250%, 02/01/2026	500,000	522,188
TIBCO Software, Inc., 2.250%, 05/01/2032 (a)	1,000,000	973,125

See accompanying notes which are an integral part of these financial statements.

IRON STRATEGIC INCOME FUND

Schedule of Investments (continued)	March 31, 2013

(Unaudited)

Convertible Notes (continued)	Principal Amount	Fair Value
Convertible Notes – Domestic (continued)
United States Steel Corp., 4.000%, 05/15/2014	500,000	$522,813
WebMD Health Corp., 2.500%, 01/31/2018	1,000,000	925,000

		27,882,908

Total Convertible Notes (Cost $26,980,108)		27,882,908

See accompanying notes which are an integral part of these financial statements.

IRON STRATEGIC INCOME FUND

Schedule of Investments (continued)	March 31, 2013

(Unaudited)

Mutual Funds – 75.35%	Shares	Fair Value
American Beacon High Yield Bond Fund – Institutional Class	38,941	$363,318
Artio Global High Income Fund – Class I	454,901	4,594,501
BlackRock High Yield Portfolio – BlackRock Class	924,779	7,610,931
Columbia High Yield Bond Fund – Class R5	2,984,333	8,952,999
Delaware High-Yield Opportunities Fund – Class I	496,987	2,156,925
DWS Global High Income Fund – Institutional Class (c)	511,332	3,681,589
DWS High Income Fund – Institutional Class	3,283,649	16,451,080
Eaton Vance High Income Opportunities Fund – Class I (c)	1,168,935	5,412,170
Eaton Vance Income Fund of Boston – Institutional Class	168,173	1,020,813
Federated High Income Bond Fund – Class A	1,566,737	12,392,889
Federated High Yield Trust – Class SS	226,432	1,487,657
Federated Institutional High Yield Bond Fund – Institutional Class	1,947,284	20,076,496
Fidelity Advisor High Income Advantage Fund – Class I	558,712	5,581,533
Fidelity Capital & Income Fund	1,461,867	14,209,348
Fidelity High Income Fund	1,168,628	11,078,592
Hartford High Yield Fund – Class Y	76,409	586,824
Hotchkis and Wiley High Yield Fund – Class I	89,576	1,172,547
Invesco High Yield Fund – Class R5	1,726,566	7,752,283
Ivy High Income Fund – Class I	3,844,608	33,524,984
Janus High-Yield Fund – Class I	503,831	4,746,086
JPMorgan High Yield Fund – Select Class	66,992	552,682
Loomis Sayles Institutional High Income Fund	211,056	1,658,897
Lord Abbett High Yield Fund – Class I	999,217	8,053,688
MainStay High Yield Opportunities Fund – Class I	58,017	713,029
Metropolitan West High Yield Bond Fund – Class I	594,792	6,298,849
MFS High Income Fund – Class I (c)	2,355,616	8,503,772
MFS High Yield Opportunities Fund – Class I	324,376	2,157,100
Natixis Loomis Sayles High Income Fund – Class Y	145,520	699,952

See accompanying notes which are an integral part of these financial statements.

IRON STRATEGIC INCOME FUND

Schedule of Investments (continued)	March 31, 2013

(Unaudited)

Mutual Funds (continued)	Shares	Fair Value
Northeast Investors Trust	85,077	$538,534
Nuveen High Income Bond Fund – Class I	161,610	1,502,972
PIMCO High Yield Fund – Institutional Class	1,706,681	16,571,877
Pioneer Global High Yield Fund – Class Y	762,418	7,799,539
Pioneer High Yield Fund – Class Y	125,656	1,352,054
Principal High Yield I – Institutional Class	400,155	4,301,666
Principal High Yield Fund – Institutional Class	582,428	4,618,657
Prudential High Yield Fund, Inc. – Class Z	1,931,107	11,161,798
Putnam High Yield Advantage Fund – Class Y	871,198	5,636,648
Putnam High Yield Trust – Class Y	470,048	3,727,479
RidgeWorth High Income Fund – Class I	416,353	3,047,705
RidgeWorth SEIX High Yield Fund – Class I	482,398	4,949,406
SEI High Yield Bond Fund – Class A	1,854,536	14,558,110
T. Rowe Price High Yield Fund – Investor Class	813,770	5,802,177
T. Rowe Price Institutional High Yield Fund	242,888	2,416,736
TIAA-CREF High Yield Fund – Institutional Class	1,535,157	16,134,505
USAA High Income Fund	1,482,438	13,178,876
Vanguard High-Yield Corporate Fund – Admiral Shares	1,324,053	8,116,445
Western Asset High Yield Fund – Institutional Class	338,107	3,063,250

TOTAL MUTUAL FUNDS (Cost $301,346,659)		319,969,968

Exchange-Traded Funds – 0.02%
iShares iBoxx $ High Yield Corporate Bond Fund	593	55,950
SPDR Barclays Capital High Yield Bond ETF	406	16,691

TOTAL EXCHANGE-TRADED FUNDS (Cost $69,981)		72,641

See accompanying notes which are an integral part of these financial statements.

IRON STRATEGIC INCOME FUND

Schedule of Investments (continued)	March 31, 2013

(Unaudited)

Money Market Securities (d) – 1.86%	Shares	Fair Value
Federated Treasury Obligations Fund – Institutional Shares – 0.01%	1,970,153	$1,970,153
Fidelity Institutional Treasury Only Portfolio – Class I – 0.01%	1,970,153	1,970,153
First American Government Obligations Fund – Class Z – 0.00%	1,970,153	1,970,153
First American Treasury Obligations Fund – Class Z – 0.00%	1,970,154	1,970,154

TOTAL MONEY MARKET SECURITIES (Cost $7,880,613)		7,880,613

Repurchase Agreements – 1.37%	Principal Amount
Credit Suisse Government TPR mix, 0.180%, dated 03/28/13, due 04/01/13, repurchase price $5,833,117 (collateralized by U.S. Treasury Strip Principal, 4.375%, 05/15/40, fair value $5,950,932) (f)	5,833,000	5,833,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,833,000)		5,833,000

TOTAL INVESTMENTS (Cost $404,465,468) – 100.77%		$427,887,039

Liabilities in excess of other assets – (0.77%)		(3,279,881)

TOTAL NET ASSETS – 100.00%		$424,607,158

(a)	Restricted security purchased pursuant to Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor has determined that the security is liquid under criteria established by the Fund's Board of Trustees. See Note 11 in the Notes to the Financial Statements.
(b)	Foreign bond denominated in U.S. dollars.
(c)	A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer's total outstanding securities during any period of less than thirty days.
(d)	Variable rate securities; the money market rates shown represent the rate at March 31, 2013.
(e)	A portion of this security is on loan as of March 31, 2013. Total fair value of loaned securities is $5,657,274.
(f)	Security purchased with cash proceeds for securities on loan and serve as collateral for those securities as of March 31, 2013.

See accompanying notes which are an integral part of these financial statements.

IRON STRATEGIC INCOME FUND

Statement of Assets and Liabilities	March 31, 2013

(Unaudited)

Assets
Investment in securities: (a)
At cost	$404,465,468

At value	$427,887,039

Interest receivable	$1,678,653
Dividends receivable	1,343,920
Receivable for Fund shares sold	236,919
Prepaid expenses	39,318

Total assets	431,185,849

Liabilities
Payable to Advisor (b)	366,111
Payable upon return of securities loaned	5,833,000
Payable for Fund shares redeemed	288,027
Payable to administrator, transfer agent, and fund accountant (b)	71,239
12b-1 fees accrued, Investor Class (b)	945
Administration Plan fees accrued, Investor Class (b)	378
Payable to trustees and officers	1,734
Other accrued expenses	17,257

Total liabilities	6,578,691

Net Assets	$424,607,158

Net Assets consist of:
Paid in capital	$417,195,711
Accumulated undistributed net investment income	2,112,609
Accumulated net realized gain (loss) from investment transactions and swap agreements	(18,122,733)
Net unrealized appreciation (depreciation) on:
Investment securities	23,421,571

Net Assets	$424,607,158

Net Assets: Institutional Class	$420,118,638

Shares outstanding (unlimited number of shares authorized)	36,808,539

Net asset value and offering price per share	$11.41

Redemption price per share (Net Asset Value * 99%) (c)	$11.30

Net Assets: Investor Class	$4,488,520

Shares outstanding (unlimited number of shares authorized)	390,365

Net asset value and offering price per share	$11.50

Redemption price per share (Net Asset Value * 99%) (c)	$11.39

(a)	Investments include securities purchased with cash proceeds from securities loaned.
(b)	See Note 5 in the Notes to the Financial Statements.
(c)	The Fund charges a 1.00% redemption fee on shares redeemed within 30 days of purchase.

See accompanying notes which are an integral part of these financial statements.

IRON STRATEGIC INCOME FUND

Statement of Operations	For the six months ended March 31, 2013

(Unaudited)

Investment Income
Dividend income	$11,439,131
Interest income	2,610,332
Income from securities loaned, net	8,525

Total Income	14,057,988

Expenses
Investment Advisor fee (a)	2,278,037
Administration Plan Fee, Investor Class (a)	2,114
12b-1 fees, Investor Class (a)	5,284
Administration expenses (a)	144,944
Fund accounting expenses (a)	58,918
Custodian expenses	37,070
Legal expenses	19,926
Transfer agent expenses (a)	26,185
Registration expenses	20,655
Auditing expenses	9,790
Insurance expenses	11,824
Printing expenses	10,136
Trustee expenses	5,477
Pricing expenses	5,376
CCO expenses	4,447
Miscellaneous expenses	6,848

Total Expenses	2,647,031
Other expense reductions (b)	(1,270)

Net Expenses	2,645,761

Net Investment Income	11,412,227

Realized & Unrealized Gain (Loss):
Long Term Capital Gain Dividends from investment companies	452,126
Net realized gain (loss) on:
Investment securities	929,652
Swap contracts	(8,272,548)
Change in unrealized appreciation (depreciation) on:
Investment securities	8,349,178
Swap contracts	642,815

Net realized and unrealized gain (loss) on investment securities and swap contracts	2,101,223

Net increase (decrease) in net assets resulting from operations	$13,513,450

(a)	See Note 5 in the Notes to the Financial Statements.
(b)	Certain funds in which the Fund invests in refund a portion of the distribution fee charged.

See accompanying notes which are an integral part of these financial statements.

IRON STRATEGIC INCOME FUND

Statements of Changes In Net Assets

	For the Six Months Ended March 31, 2013 (Unaudited)	For the Fiscal Year Ended September 30, 2012
Increase (Decrease) in Net Assets From:
Operations:
Net investment income (loss)	$11,412,227	$24,443,760
Long term capital gain dividends from investment companies	452,126	1,483,094
Net realized gain (loss) on investment securities and swap agreements	(7,342,896)	(13,089,877)
Change in unrealized appreciation (depreciation) on investment securities and swap agreements	8,991,993	44,097,044

Net increase (decrease) in net assets resulting from operations	13,513,450	56,934,021

Distributions:
From net investment income, Institutional Class	(9,852,244)	(22,382,393)
From net investment income, Investor Class	(90,189)	(177,688)
Return of Capital, Institutional Class	—	(844,984)
Return of Capital, Investor Class	—	(7,067)
From capital gains, Institutional Class	—	(23,649,586)
From capital gains, Investor Class	—	(191,689)

Total distributions	(9,942,433)	(47,253,407)

Capital Share Transactions – Institutional Class
Proceeds from shares sold	39,847,467	113,884,863
Reinvestment of distributions	9,716,853	37,143,673
Amount paid for shares redeemed	(121,700,683)	(220,902,864)
Proceeds from redemption fees collected (a)	1,934	1,955

Net increase (decrease) in net assets resulting from Institutional Class capital share transactions	(72,134,429)	(69,872,373)

Capital Share Transactions – Investor Class
Proceeds from shares sold	615,171	1,758,860
Reinvestment of distributions	85,131	259,686
Amount paid for shares redeemed	(441,864)	(1,974,990)
Proceeds from redemption fees collected (a)	—	101

Net increase (decrease) in net assets resulting from Investor Class capital share transactions	258,438	43,657

See accompanying notes which are an integral part of these financial statements.

IRON STRATEGIC INCOME FUND

Statements of Changes In Net Assets (continued)

	For the Six Months Ended March 31, 2013 (Unaudited)	For the Fiscal Year Ended September 30, 2012

Total Increase (Decrease) in Net Assets	$(68,304,974)	$(60,148,102)

Beginning of period	492,912,132	553,060,234

End of period	$424,607,158	$492,912,132

Accumulated undistributed net investment income (loss) included in net assets at the end of each period	$2,112,609	$642,815

Capital Share Transactions – Institutional Class
Shares sold	3,492,764	10,083,485
Shares issued in reinvestment of distributions	855,422	3,359,064
Shares redeemed	(10,667,804)	(19,630,297)

Net increase (decrease) in Institutional Class shares outstanding	(6,319,618)	(6,187,748)

Capital Share Transactions – Investor Class
Shares sold	53,515	154,784
Shares issued in reinvestment of distributions	7,436	23,287
Shares redeemed	(38,486)	(174,566)

Net increase (decrease) in Investor Class shares outstanding	22,465	3,505

(a)	The Fund charges a 1% redemption fee on shares redeemed within 30 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 30 calendar days.

See accompanying notes which are an integral part of these financial statements.

This page intentionally left blank.

IRON STRATEGIC INCOME FUND – Institutional Class

Financial Highlights

For a share outstanding during each period

	For the Six Months Ended March 31, 2013 (Unaudited)		For the Fiscal Year Ended September 30, 2012
Selected Per Share Data
Net asset value, beginning of year	$11.33		$11.13

Income from investment operations:
Net investment income (loss) (e)	0.29	(a)	0.52 (a)
Net realized and unrealized gain (loss)	0.05		0.68

Total from investment operations	0.34		1.20

Less Distributions to shareholders:
From net investment income	(0.26)		(0.49)
Tax Return of Capital	—		(0.02)
From net capital gains	—		(0.49)

Total distributions	(0.26)		(1.00)

Paid in capital from redemption fees (b)	—		—

Net asset value, end of year	$11.41		$11.33

Total Return (c)	3.03	%(i)	11.22%

Ratios and Supplemental Data
Net assets, end of period (000)	$420,118		$488,713
Ratio of expenses to average net assets (d)	1.16	%(h)	1.13%
Ratio of net investment income to average net assets (d) (e)	5.01	%(h)	4.61%
Portfolio turnover rate	11.87	%(i)	72.33%

(a)	Per share amounts calculated using average shares method.
(b)	Redemption fees resulted in less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(d)	These ratios exclude the impact of expenses of the underlying funds in which the fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(f)	Ratio reflects interest expense. Had there been no interest expenses, the ratio would have been 1.29%.
(g)	Ratio reflects interest expense. Had there been no interest expenses, the ratio would have been 5.24%.
(h)	Annualized
(i)	Not annualized

See accompanying notes which are an integral part of these financial statements.

IRON STRATEGIC INCOME FUND – Institutional Class

Financial Highlights

For a share outstanding during each period

For the Fiscal Year Ended September 30, 2011	For the Fiscal Year Ended September 30, 2010	For the Fiscal Year Ended September 30, 2009		For the Fiscal Year Ended September 30, 2008

$11.96	$11.40	$9.42		$10.28

0.47	0.62 (a)	0.52	(a)	0.43
(0.49)	0.57	1.85		(0.71)

(0.02)	1.19	2.37		(0.28)

(0.51)	(0.52)	(0.38)		(0.35)
—	—	—		—
(0.30)	(0.11)	(0.01)		(0.23)

(0.81)	(0.63)	(0.39)		(0.58)

—	—	—		—

$11.13	$11.96	$11.40		$9.42

-0.39%	10.66%	25.86%		-2.97%

$548,976	$537,059	$238,397		$137,048
1.11%	1.15%	1.30	%(f)	1.22%

3.95%	5.33%	5.23	%(g)	4.19%
98.14%	94.57%	285.55%		222.67%

See accompanying notes which are an integral part of these financial statements.

IRON STRATEGIC INCOME FUND – Investor Class

Financial Highlights

For a share outstanding during each period

	For the Six Months Ended March 31, 2013 (Unaudited)
Selected Per Share Data
Net asset value, beginning of period	$11.41

Income from investment operations:
Net investment income (loss) (b) (g)	0.27
Net realized and unrealized gain (loss)	0.06

Total from investment operations	0.33

Less Distributions to shareholders:
From net investment income	(0.24)
Tax Return of Capital	—
From net capital gains	—

Total distributions	(0.24)

Paid in capital from redemption fees	—

Net asset value, end of period	$11.50

Total Return (c)	2.83	%(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$4,489
Ratio of expenses to average net assets (e)	1.51	%(f)
Ratio of net investment income to average net assets (e) (g)	4.65	%(f)
Portfolio turnover rate	11.87	%(d)

(a)	For the period February 2, 2009 (commencement of operations) to September 30, 2009.
(b)	Per share amounts calculated using average shares method.
(c)	Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	These ratios exclude the impact of expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(h)	Redemption fees resulted in less than $0.005 per share.
(i)	Ratio reflects interest expense. Had there been no interest expenses, the ratio would have been 1.63%.
(j)	Ratio reflects interest expense. Had there been no interest expenses, the ratio would have been 5.47%.

See accompanying notes which are an integral part of these financial statements.

IRON STRATEGIC INCOME FUND – Investor Class

Financial Highlights

For a share outstanding during each period

For the Fiscal Year Ended September 30, 2012	For the Fiscal Year Ended September 30, 2011	For the Fiscal Year Ended September 30, 2010	For the Period Ended September 30, 2009 (a)

$11.21	$12.02	$11.47	$9.30

0.48	0.56	0.58	0.39
0.68	(0.65)	0.58	2.02

1.16	(0.09)	1.16	2.41

(0.45)	(0.42)	(0.50)	(0.24)
(0.02)	—	—	—
(0.49)	(0.30)	(0.11)	—

(0.96)	(0.72)	(0.61)	(0.24)

— (h)	— (h)	— (h)	—

$11.41	$11.21	$12.02	$11.47

10.86%	-0.88%	10.34%	26.19	%(d)

$4,199	$4,084	$20,251	$50
1.48%	1.46%	1.50%	1.64	%(f)(i)

4.26%	4.58%	4.88%	5.46	%(f)(j)
72.33%	98.14%	94.57%	285.55%

See accompanying notes which are an integral part of these financial statements.

IRON STRATEGIC INCOME FUND

Notes to the Financial Statements	March 31, 2013

(Unaudited)

NOTE 1. ORGANIZATION

The Iron Strategic Income Fund (the “Fund”) is organized as a diversified series of the Unified Series Trust (the “Trust”). The Fund commenced operations on October 11, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The investment advisor to the Fund is Iron Financial, LLC (the “Advisor”).

The Fund currently offers two classes of shares, Institutional Class and Investor Class. Institutional shares were first offered to the public on October 11, 2006; and Investor shares were first offered to the public on February 2, 2009. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board. The primary difference between the two classes is attributable to the distribution and administrative service fee arrangements for the Investor Class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Securities Valuations – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on

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NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended March 31, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years prior to 2008.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses not specifically allocated to a class are allocated to each class based on the net assets of that class in relation to the relative net assets of the Fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The First In, First Out method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in

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NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Swap Agreements – The Fund may enter into credit default swap agreements. A credit default swap involves a protection buyer and a protection seller. The Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event that certain defined credit events occur with respect to a particular security, issuer, or basket of securities. The “notional amount” of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange. The Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by designating liquid assets on the Fund’s books and records. The credit default swaps are marked to market daily based upon quotes received from a pricing service and any change in value is recorded in unrealized appreciation/depreciation. Periodic payments paid or received are recorded in realized gain/loss. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the Statement of Operations. Payments made or received as a result of a credit event or termination of the contract, are recognized, net of a proportional amount of the upfront payment, as realized gains/losses. In addition to bearing the risk that the credit event will occur as a protection seller, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on its obligation to perform. Please see Note 4 for information on swap agreement activity during the six months ended March 31, 2013.

Security loans – Under the terms of the securities lending agreement with U.S. Bank, the Fund may make loans of its portfolio securities (in an amount up to 25% of Fund net assets) to parties such as broker-dealers, banks, or institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail

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NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Advisor. Furthermore, loans will only be made if, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk. In accordance with current positions of the staff of the SEC that a Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable fees in connection with the loan; and (6) the Fund must be able to vote proxies on the securities loaned as deemed appropriate by the Adviser, either by terminating the loan or by entering into an alternative arrangement with the borrower. Cash received through loan transactions may be invested in any security in which a Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation). The Fund has elected to have its cash received through loan transactions invested in repurchase agreements with borrowers and/or their affiliates secured by U.S. Government Securities. At all times the margin of collateral to market value of loaned securities shall be at least 102%. As of March 31, 2013, the Fund loaned securities having a fair value of $5,657,274 and received $5,833,000 of cash collateral for the loan from the following counterparties: Barclay’s Capital, Inc., Citigroup Global Markets, Credit Suisse Securities, LLC, Deutsche Bank Securities, Inc., Raymond James & Associates, Inc., Wells Fargo Securities, Inc., and Merrill Lynch, Pierce, Fenner & Smith, Inc. This cash was invested in short term repurchase agreements.

Repurchase Agreements – A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of a security or other asset and the seller agrees to repurchase the security or other asset at a future time at a set price, thereby determining the yield during the purchaser’s holding period. Any repurchase transaction in which the Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience delays or an inability to liquidate the underlying security, resulting in a potential loss in value.

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NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

However, the Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers or their affiliates determined by the Adviser to be creditworthy (each a “Counterparty”). The Adviser monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

Repurchase agreements may be collateralized with securities or other assets. To the extent that the Fund enters into repurchase agreements collateralized by cash; obligations of the U.S. government or by an agency of the U.S. government (which may be of any maturity); and securities that at the time the repurchase agreement is entered into are rated in the highest rating category by at least one nationally recognized statistical rating organization or, if unrated, determined by the Board of Trustees (or the Advisor if so delegated by the Board) to be of comparable quality. At March 31, 2013, the Fund held repurchase agreements purchased with collateral from securities lending of $5,833,000.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

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NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities will be categorized as Level 1 securities.

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Notes to the Financial Statements (continued)	March 31, 2013

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Derivative instruments that the Fund invests in, such as swap agreements, are generally traded over-the-counter. The credit default swaps the Fund invests in will generally be valued at the mean of bid and ask prices provided by a major credit default swap pricing provider and will generally be classified as Level 2 securities.

Fixed income securities, including corporate bonds and convertible notes, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), including repurchase agreements, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the

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Notes to the Financial Statements (continued)	March 31, 2013

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013:

	Valuation Inputs
Assets	Level 1 – Quoted Prices in Active Markets	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Corporate Bonds*	$—	$66,247,909	$—	$66,247,909
Convertible Notes*	—	27,882,908	—	27,882,908
Mutual Funds	319,969,968	—	—	319,969,968
Exchange-Traded Funds	72,641	—	—	72,641
Money Market Securities	7,880,613	—	—	7,880,613
Repurchase Agreements	—	5,833,000	—	5,833,000
Total	$327,923,222	$99,963,817	$—	$427,887,039
*	See schedule of investments for additional country information related to corporate bonds and convertible notes.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended March 31, 2013.

NOTE 4. DERIVATIVE TRANSACTIONS

The Fund may obtain exposure to the fixed income market by investing in derivatives. The Fund may also use derivative instruments for any purpose consistent

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Notes to the Financial Statements (continued)	March 31, 2013

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NOTE 4. DERIVATIVE TRANSACTIONS – continued

with its investment objective including hedging or managing risk or ensuring that the Fund’s portfolio maintains sufficient liquidity to meet potential redemptions by Fund shareholders. Derivative securities may be used to “lock-in” realized but unrecognized gains in the value of the Fund’s securities. Risk management strategies include, but are not limited to, facilitating the sale of securities, managing the effective maturity or duration of debt obligations in its portfolio, or creating alternative exposure to debt securities. The Fund may also use derivatives to establish a position in the fixed income markets as a substitute for buying, selling, or holding certain securities. The use of derivative instruments may provide a less expensive, more expedient, or more specifically focused way to invest than traditional debt securities would allow.

An option is a contract in which the “holder” (the buyer) pays a certain amount (“premium”) to the “writer” (the seller) to obtain the right, but not the obligation, to buy from the writer (in a “call”) or sell to the writer (in a “put”) a specific asset at an agreed upon price at or before a certain time. The holder pays the premium at inception and has no further financial obligation. The holder of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option-based derivative usually will receive fees or premiums, but generally is exposed to losses due to adverse changes in the value of the underlying asset or index.

The Fund enters into credit derivatives, such as credit default swaps, to gain exposure to or to mitigate specific forms of credit risk. Swaps expose the Fund to counterparty risk (described below). The Fund could also suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

Many of the markets in which the Fund effects its derivative transactions are “over-the-counter” or “interdealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. When the Fund invests in derivative, over-the-counter transactions, it is assuming a credit risk with regard to parties with whom it trades and also bears the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections.

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Notes to the Financial Statements (continued)	March 31, 2013

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NOTE 4. DERIVATIVE TRANSACTIONS – continued

This exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss.

To mitigate counterparty risk on swap agreements, the Fund may require the counterparty to post collateral to the Fund’s custodian to cover the Fund’s exposure. This collateral is generally in cash and is invested in a money market fund. At March 31, 2013, the Fund’s custodian held no collateral posted by a counterparty. A counterparty may also require the Fund to post collateral to a segregated account at the Fund’s custodian.

As of March 31, 2013, the Fund did not hold any credit default swap agreements. The effect of trading in credit default swap agreements is reflected on the Statement of Operations under net realized gain (loss) on swap agreements and change in unrealized appreciation (depreciation) on swap agreements.

For the six months ended March 31, 2013:

Derivatives	Location of Gain (Loss) on Derivatives on Statement of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Credit Risk: Credit Default Swap Agreements	Net realized and unrealized gain (loss) on swap contracts	$(8,272,548)	$642,815

The Fund purchased a total notional value of swap agreements of $525,000,000 during the six months ended March 31, 2013. The total notional value of terminated swap agreements was $747,950,000. The Fund utilized credit derivative instruments in conjunction with investment securities in an effort to achieve its investment objective for the six months ended March 31, 2013.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid

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Notes to the Financial Statements (continued)	March 31, 2013

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NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

monthly at an annual rate of 1.00% of the Fund’s average net assets. For the six months ended March 31, 2013, the Advisor earned a fee of $2,278,037 from the Fund. At March 31, 2013, the Fund owed the Advisor $366,111 for advisory services.

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended March 31, 2013, HASI earned fees of $144,944 for administrative services provided to the Fund. At March 31, 2013, HASI was owed $45,785 by the Fund for administrative services. Certain officers of the Trust are members of management and/or employees of HASI. HASI is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the principal distributor of the Fund.

The Trust retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended March 31, 2013, HASI earned fees of $26,185 from the Fund for transfer agent services. For the six months ended March 31, 2013, HASI earned fees of $58,918 from the Fund for fund accounting services. At March 31, 2013, the Fund owed HASI $4,892 for transfer agent services and $20,562 for fund accounting services.

The Fund has adopted a Distribution Plan (the “Plan”) for its Investor Class shares pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Advisor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of up to 0.25% of the average daily net assets of the Investor Class shares in connection with the promotion and distribution of Investor Class shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current shareholders of the Fund, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Advisor may pay all or a portion of these fees to any recipient who renders assistance in distributing or promoting the sale of Investor Class shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. For the six months ended March 31, 2013, the 12b-1 expense

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Notes to the Financial Statements (continued)	March 31, 2013

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NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

incurred by the Investor Class was $5,284. Due to the Fund’s investments in underlying mutual funds, the Fund also receives a 12b-1 rebate. At March 31, 2013, the amount was $1,270. The Fund owed the Advisor $945 for 12b-1 fees as of March 31, 2013.

The Fund has adopted an Administration Plan (the “Admin Plan”) with respect to Investor Class shares, pursuant to which the Fund pays an annual fee equal to 0.10% of the average daily net assets of the Fund’s Investor Class shares to the Fund’s Distributor to compensate financial intermediaries who provide administrative services to the Investor Class shareholders. Financial intermediaries eligible to receive payments under the Admin Plan include mutual fund supermarkets or other platforms offered by broker-dealers, 401(k) plans and/or trust companies that sell and/or provide administrative services to Investor Class shareholders.

The Admin Plan requires the Distributor to enter into a written agreement with a financial intermediary describing the administrative services to be provided to the Fund’s Investor Class shareholders before the Distributor can compensate the financial intermediary pursuant to the Admin Plan. For purposes of the Admin Plan, administrative services include, but are not limited to (a) processing and issuing confirmations concerning orders to purchase, redeem and exchange Investor Class shares; (b) receiving and transmitting funds representing the purchase price or redemption proceeds of Investor Class shares; (c) forwarding shareholder communications such as prospectus updates, proxies and shareholder reports; (d) acting, or arranging for another party to act, as record holder and nominee of all Investor Class shares beneficially owned by the customers; (e) providing sub-accounting with respect to Investor Class shares of the Fund beneficially owned by the intermediary’s customers or the information necessary for sub-accounting, including establishing and maintaining individual accounts and records with respect to Investor Class shares owned by each customer; (f) providing periodic statements to each customer showing account balances and transactions during the relevant period; (g) processing dividend payments; (h) receiving, tabulating and transmitting proxies; (i) responding to customer inquiries relating to the Investor Class shares or the services; (j) providing the necessary computer hardware and software which links the intermediary’s systems to the Fund’s account management system; (k) providing software that aggregates the customer’s orders and establishes an order to purchase or redeem shares of the Fund based on established target levels for the customer’s demand deposit accounts; (l) providing periodic statements showing a customer’s account balances and, to the extent practicable, integrating such information with

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Notes to the Financial Statements (continued)	March 31, 2013

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NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

other customer transactions. For the six months ended March 31, 2013, the Investor class incurred $2,114 in Admin Plan Fees. At March 31, 2013, the Fund owed Unified Financial Securities, Inc. $378 in Admin Plan Fees.

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2013, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases
U.S. Government Obligations	$—
Other	48,927,343
Sales
U.S. Government Obligations	$—
Other	83,224,088

As of March 31, 2013, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross appreciation	$23,255,320
Gross depreciation	(345,851)

Net appreciation (depreciation) on investments	$22,909,469

At March 31, 2013, the aggregate cost of securities for federal income tax purposes was $404,977,570 for the Fund.

NOTE 7. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9)

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Notes to the Financial Statements (continued)	March 31, 2013

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NOTE 8. BENEFICIAL OWNERSHIP – continued

of the Investment Company Act of 1940. At March 31, 2013, Charles Schwab, for the benefit of its customers, owned 73.02% of the Institutional class. As a result, Charles Schwab may be deemed to control the Institutional class. At March 31, 2013, National Financial Services LLC, for the benefit of its customers, owned 44.97% and Charles Schwab owned 41.83% of the Investor class. As a result, National Financial Services LLC and Charles Schwab may be deemed to control the Investor class.

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS

For the six months ended March 31, 2013, the Institutional class paid quarterly income distributions totaling $0.2605 per share. For the six months ended March 31, 2013, the Investor class paid quarterly income distributions totaling $0.2408 per share.

For the fiscal year ended September 30, 2012, the Institutional class paid quarterly distributions totaling $0.51 per share, of which $0.49 were classified as income and $0.02 were return of capital. On December 5, 2011, the Institutional class paid a short-term capital gain distribution of $0.29 per share to shareholders of record on December 2, 2011. On December 5, 2011, the Institutional class paid a long-term capital gain distribution of $0.20 per share to shareholders of record on December 2, 2011.

For the fiscal year ended September 30, 2012, the Investor class paid quarterly distributions totaling $0.47 per share, of which $0.45 were classified as income and $0.02 were return of capital. On December 5, 2011, the Investor class paid a short-term capital gain distribution of $0.29 per share to shareholders of record on December 2, 2011. On December 5, 2011, the Investor class paid a long-term capital gain distribution of $0.20 per share to shareholders of record on December 2, 2011.

The tax characterization of distributions paid for the fiscal years ended September 30, 2012 and September 30, 2011 was as follows:

	2012	2011
Distributions paid from:
Ordinary Income*	$36,537,172	$40,788,803
Return of Capital	852,051	—
Long-Term Capital Gain	9,864,184	457,419

Total Distributions	$47,253,407	$41,246,222

*	Short term capital gain distributions are treated as ordinary income for tax purposes.

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Notes to the Financial Statements (continued)	March 31, 2013

(Unaudited)

NOTE 9. DISTRIBUTIONS TO SHAREHOLDERS – continued

As of September 30, 2012, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Accumulated capital and other losses	$(10,719,861)
Unrealized appreciation (depreciation)	14,560,291

$3,840,430

As of September 30, 2012, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales in the amount of $512,102 and the tax treatment of unrealized depreciation of credit default swaps.

As of September 30, 2012, accumulated capital and other losses consist of:

Post October Losses	Capital Loss Carryforwards	Total
$ 7,655,160	$3,064,701	$10,719,861

NOTE 10. CAPITAL LOSS CARRYFORWARDS

At September 30, 2012, for federal income tax purposes, the Funds have capital loss carryforwards, in the following amounts:

No expiration – short term	$2,167,446
No expiration – long term	897,255

$3,064,701

Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 11. RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will

IRON STRATEGIC INCOME FUND

Notes to the Financial Statements (continued)	March 31, 2013

(Unaudited)

NOTE 11. RESTRICTED SECURITIES – continued

not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market. The Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

At March 31, 2013, the aggregate value of such securities amounted to $12,456,063 and value amounts to 2.93% of the net assets of the Fund.

	Acquisition Date	Principal Amount	Amortized Cost	Value
Ares Capital Corp., 5.750%, 02/01/2016	3/20/2012	$500,000	$521,552	$544,375
Calpine Corp., 7.500%, 02/15/2021	1/14/2011	1,800,000	1,816,778	1,984,500
Expro Finance Luxembourg, 8.500%, 12/15/2016	1/14/2011	2,000,000	1,982,617	2,130,000
FMG Resources Aug. 2006, 7.000%, 11/01/2015	1/5/2011	2,000,000	2,038,710	2,105,000
Iconix Brand Group, Inc., 2.500%, 06/01/2016 (a)	3/19/2012	1,000,000	1,010,000	1,115,625
Prospect Capital Corp., 5.750%, 03/15/2018	8/16/2012	500,000	493,235	520,938
Stone Energy Corp., 1.750%, 03/01/2017 (b)	6/13/2012	1,000,000	921,447	923,750
TIBCO Software, Inc., 2.250%, 05/01/2032 (c)	4/30/2012	1,000,000	981,846	973,125
Valeant Pharmaceuticals, 6.875%, 12/01/2018	1/14/2011	2,000,000	2,046,076	2,158,750

				$12,456,063

(a)	Purchased on various dates beginning 03/19/2012
(b)	Purchased on various dates beginning 06/13/2012
(c)	Purchased on various dates beginning 04/30/2012

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge, upon request: (1) by calling the Fund at (877) 322-0575; and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Nancy V. Kelly, Interested

Kenneth G.Y. Grant

OFFICERS

Joseph Rezabek, Senior Vice President

John C. Swhear, Interim President

Robert W. Silva, Chief Financial Officer and Treasurer

Lynn E. Wood, Chief Compliance Officer

Tara Pierson, Secretary

INVESTMENT ADVISOR

Iron Financial, LLC

630 Dundee Road

Suite 200

Northbrook, IL 60062

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 N Meridian St, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Coburn, LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

U.S. Bank, N.A.

425 Walnut St.

Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 N Meridian St, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.,

Member FINRA/SIPC

www.ironfunds.com

FCI Funds

Semi-Annual Report

March 31, 2013

Fund Advisor:

Financial Counselors, Inc.

442 West 47th Street

Kansas City, MO 64112

Toll Free (877) 627-8504

FCI Value Equity Fund

Dear Fellow Shareholders:

For the period from 10/1/2012 through 3/31/13, the FCI Value Equity Fund’s performance was 10.21% compared to the S&P 500 Index’s performance of 10.19% and the Russell 3000 Value Index’s performance of 14.11%.

The Fund slightly outperformed the S&P 500 Index and underperformed against the Russell 3000 Value Index over that time period due to its underweight in the financial sector, and an overweight in the more defensive sectors of the markets. This positioning, which was largely driven by our bottom-up, stock selection process, helped the fund’s performance in the last several weeks of the quarter, as investor appetites shifted. We also believe that the large withdrawals in the past two quarters had a negative effect on performance due to the price-sensitive nature of our process and the timing of the major rally in the equity markets.

1

Investment Results - (Unaudited)

Total Returns*
(for the periods ended March 31, 2013)
			Average Annual Returns
	Six Months	1 Year	5 Year	Since Inception (October 5, 2005)
FCI Value Equity Fund	10.21%	9.60%	3.18%	3.90%

S&P 500® Index**	10.19%	13.96%	5.81%	5.71%

Russell 3000 Value Index®**	14.11%	18.71%	5.05%	5.11%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated January 28, 2013 were 2.04% of average daily net assets (1.01% after fee waivers/expense reimbursements by the Advisor.) The Advisor contractually has agreed to cap certain operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees; taxes; extraordinary litigation expenses; and any indirect expenses, such as acquired fund fees and expenses) of the Fund through January 31, 2014.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-877-627-8504. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**

The S&P 500® Index and Russell 3000 Value Index® are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The Indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in these Indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc. member FINRA.

2

FCI Bond Fund

Fund Performance

For the period from 10/1/2012 through 3/31/13, the FCI Bond Fund’s performance was .62% compared to the Barclays Intermediate Government / Credit Index’s performance of .61% for the same period.

The major factors that affected the Fund’s performance for the semi-annual period ending 3/31/13 were the Income Effect and the Sector/Quality Effect. The Fund was overweight higher yielding securities and the enhanced income from these securities contributed positively to the Fund return. The overweight in corporate credit contributed positively to the Sector/Quality Effect, but some of our individual security choices hurt returns in the Selection Effect, compared to the benchmark. Overall, the Fund was positioned neutrally for changes in interest rates and pro-cyclically for continued improvement in the credit markets.

3

Investment Results - (Unaudited)

Total Returns*
(for the periods ended March 31, 2013)
			Average Annual Returns
	Six Months	1 Year	5 Year	Since Inception (October 4, 2005)
FCI Bond Fund	0.62%	4.64%	5.06%	5.06%

Barclays Intermediate U.S. Government/Credit Index® **	0.61%	3.53%	4.61%	5.10%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated January 28, 2013 were 0.99% of average daily net assets (0.91% after fee waivers/expense reimbursements by the Advisor.) The Advisor contractually has agreed to cap certain operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees; taxes; extraordinary litigation expenses; and any indirect expenses, such as acquired fund fees and expenses) of the Fund through January 31, 2014.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-877-627-8504. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.
**

The Barclays Intermediate Government/Credit Bond Index® is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc. member FINRA.

4

Investment Results - (Unaudited)

Comparison of the Growth of a $250,000 Investment in the FCI Value Equity Fund, the S&P 500® Index,

Russell 3000 Value Index®, FCI Bond Fund, and the Barclay’s Intermediate U.S. Government/Credit

Index®

The chart above assumes an initial investment of $250,000 made on October 4, 2005 for the FCI Bond Fund and October 5, 2005 for the FCI Value Equity Fund (commencement of Fund operations) and held through March 31, 2013. The Barclays Intermediate U.S. Government/Credit Bond Index® is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Bond Fund’s portfolio. The S&P 500® Index and the Russell 3000 Value Index® are widely recognized unmanaged indices of equity prices and is representative of a broader market and range of securities than is found in the Equity Fund’s portfolio. The chart also assumes reinvestment of all dividends and distributions on the reinvestment dates during the period. THE FUNDS’ RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the FCI Bond and Equity Funds, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-877-627-8504. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Funds before investing. The Funds’ prospectus contains this and other information about the Funds, and should be read carefully before investing.

The Funds are distributed by Unified Financial Securities, Inc., member FINRA.

5

FUND HOLDINGS (Unaudited)

[1]	As a percent of net assets.

The investment objective of the FCI Value Equity Fund is long-term capital appreciation.

[1]	As a percent of net assets.

The investment objective of the FCI Bond Fund is total return, comprised of both income and capital appreciation.

6

Availability of Portfolio Schedule (Unaudited)

The Funds each file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Funds’ Expenses (Unaudited)

As a shareholder of one of the Funds, you incur two types of costs: (1) transaction costs, including short-term redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning and held for the six month period, October 1, 2012 to March 31, 2013.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not either of the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant only to highlight your ongoing costs and do not reflect any transactional costs, such as short-term redemption fees. Therefore, the second line is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactions costs were included, your costs would have been higher.

FCI Value Equity Fund	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 – March 31, 2013
Actual	$1,000.00	$1,102.08	$5.27
Hypothetical **	$1,000.00	$1,019.92	$5.06

*	Expenses are equal to the Fund’s annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**	Assumes a 5% return before expenses.

FCI Bond Fund	Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Expenses Paid During Period* October 1, 2012 – March 31, 2013
Actual	$1,000.00	$1,006.25	$3.96
Hypothetical**	$1,000.00	$1,020.98	$3.99

*	Expenses are equal to the Fund’s annualized expense ratio of 0.79%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
**	Assumes a 5% return before expenses.

7

FCI Funds

FCI Value Equity Fund

Schedule of Investments

March 31, 2013

(Unaudited)

	Shares	Fair Value

Common Stocks - 93.07%

Beverages - 1.10%
PepsiCo, Inc.	1,000	$79,110

Calculating & Accounting Machines - 1.50%
Diebold, Inc.	3,572	108,303

Converted Paper & Paperboard Products (No Containers/Boxes) - 2.64%
Avery Dennison Corp.	1,000	43,070
Kimberly-Clark Corp.	1,500	146,970

		190,040

Crude Petroleum & Natural Gas - 2.42%
Apache Corp.	1,500	115,740
Encana Corp.	3,000	58,380

		174,120

Drawing and Insulating Nonferrous Wire - 1.48%
Corning, Inc.	8,000	106,640

Electric Services - 9.66%
Black Hills Corp.	3,500	154,140
CPFL Energy, Inc. (a)	2,000	41,880
Entergy Corp.	2,200	139,128
Integrys Energy Group, Inc.	2,525	146,854
TECO Energy, Inc.	12,000	213,840

		695,842

Electronic & Other Electrical Equipment (No Computer Equipment) - 3.85%
Emerson Electric Co.	3,000	167,610
Exelon Corp.	3,195	110,164

		277,774

Fats & Oils - 0.56%
Archer-Daniels- Midland Co.	1,200	40,476

Food & Kindred Products - 0.99%
Conagra Foods, Inc.	2,000	71,620

Gold & Silver Ores - 3.38%
Barrick Gold Corp.	4,000	117,600
Newmont Mining Corp.	3,000	125,670

		243,270

Householding Furniture - 2.34%
Leggett & Platt, Inc.	5,000	168,900

Mining, Quarrying of Nonmetallic Minerals- 1.02%
Compass Minerals International, Inc.	935	73,772

Miscellaneous Manufacturing Industries- 0.88%
Hillenbrand, Inc.	2,500	63,200

See accompanying notes which are an integral part of these financial statements.	8

FCI Funds

FCI Value Equity Fund

Schedule of Investments - continued

March 31, 2013

(Unaudited)

	Shares	Fair Value

Common Stocks - 93.07% - continued

Miscellaneous Publishing - 1.80%
Thomson Reuters Corp.	4,000	$129,920

National Commercial Banks - 1.61%
FirstMerit Corp.	3,000	49,590
PNC Financial Services Group, Inc.	1,000	66,500

		116,090

Natural Gas Transmission & Distribution - 2.13%
Spectra Energy Corp.	5,000	153,750

Oil & Gas Field Machinery & Equipment - 1.29%
Baker Hughes, Inc.	2,000	92,820

Oil, Gas Field Services - 1.04%
Schlumberger Ltd.	1,000	74,890

Petroleum Refining - 5.61%
Chevron Corp.	2,000	237,640
Conocophillips	1,000	60,100
Royal Dutch Shell PLC (a)	1,600	106,912

		404,652

Pharmaceutical Preparations - 11.10%
Bristol-Meyers Squibb Co.	3,663	150,879
GlaxoSmithKline PLC (a)	3,000	140,730
Eli Lilly & Co.	1,913	108,639
Merck & Co., Inc.	3,298	145,871
Novartis AG (a)	1,500	106,860
Teva Pharmaceutitcal Industries LTD (a)	3,700	146,816

		799,795

Plastic Material, Synthetic Resin/Rubber, Cellulos (No Glass) - 2.58%
Dow Chemical Co./The	1,325	42,188
E.I. du Pont de Nemours and Co.	2,920	143,547

		185,735

Radio Telephone Communications - 2.00%
Vodafone Group Plc (a)	5,067	143,953

Railroads, Line-Haul Operating - 2.04%
CSX Corp.	5,980	147,287

Refuse Systems - 1.36%
Waste Management, Inc.	2,500	98,025

Retail - Department Stores - 0.99%
Kohl’s Corp.	1,540	71,040

Retail - Drug Stores and Proprietary Stores - 2.12%
Walgreen Co.	3,200	152,576

See accompanying notes which are an integral part of these financial statements.	9

FCI Funds

FCI Value Equity Fund

Schedule of Investments - continued

March 31, 2013

(Unaudited)

		Fair
	Shares	Value

Common Stocks - 93.07% - continued

Retail - Eating Places - 2.88%
Darden Restaurants, Inc.	1,500	$77,520
McDonald’s Corp.	1,305	130,095

		207,615

Rolling Drawing & Extruding Of Nonferrous Metals - 1.77%
Alcoa, Inc.	15,000	127,800

Semiconductors & Related Devices - 4.13%
Applied Materials, Inc.	3,000	40,440
Intel Corp.	10,000	218,500
STMicroelectronics N.V. (b)	5,000	38,550

		297,490

Services - Prepackaged Software - 2.98%
Microsoft Corp.	7,500	214,575

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 0.99%
Procter & Gamble Co./The	925	71,281

Steel Works, Blasts Furnaces & Rolling & Finishing Mills - 1.29%
Worthington Industries, Inc.	3,000	92,940

Telephone Communications (No Radio Telephone) - 4.03%
AT&T, Inc.	3,891	142,761
Verizon Communications, Inc.	3,000	147,450

		290,211

Trucking & Courier Services (No Air) - 2.38%
United Parcel Service, Inc. Class B	2,000	171,800

Water Supply - 2.69%
California Water Service Group	3,500	69,650
SJW Corp.	2,000	53,000
York Water Co./The	3,805	71,534

		194,184

Wholesale - Groceries & Related Products - 2.44%
Sysco Corp.	5,000	175,850

TOTAL COMMON STOCKS (Cost $6,096,766)		6,707,346

Money Market Securities - 6.34%
Fidelity Institutional Government Portfolio - Class I, 0.01% (c)	456,563	456,563

TOTAL MONEY MARKET SECURITIES (Cost $456,563)		456,563

TOTAL INVESTMENTS (Cost $6,553,329) - 99.41%		$7,163,909

Other assets less liabilities - 0.59%		42,500

TOTAL NET ASSETS - 100.00%		$7,206,409

(a)	American Depositary Receipt.
(b)	New York Registered.
(c)	Variable rate security; the money market rate shown represents the rate at March 31, 2013.

See accompanying notes which are an integral part of these financial statements.	10

FCI Funds

FCI Bond Fund

Schedule of Investments

March 31, 2013

(Unaudited)

	Principal Amount	Fair Value

Corporate Bonds - 51.33%

Corporate Bonds - Domestic - 46.95%
Aflac, Inc., 8.500%, 05/15/2019	$250,000	$338,301
Agilent Technologies, Inc. 5.000%, 07/15/2020	300,000	341,843
American Express Credit Co., 7.300%, 08/20/2013	202,000	207,191
American International Group, Inc., 4.250%, 09/15/2014	125,000	131,026
American International Group, Inc., 5.850%, 01/16/2018	1,075,000	1,261,090
Amgen, Inc., 4.850%, 11/18/2014	25,000	26,686
Analog Devices, Inc., 5.000%, 07/01/2014	300,000	316,450
Anheuser-Busch Companies, Inc., 7.750%, 01/15/2019	75,000	98,678
Applied Materials, Inc., 4.300%, 06/15/2021	225,000	251,069
Associates Banc-Corp., 5.125%, 03/28/2016	300,000	328,280
AT&T Inc., 2.950%, 05/15/2016	275,000	291,161
Bank of America, 5.650%, 05/01/2018	650,000	752,768
Bank of America, 6.875%, 04/25/2018	500,000	604,171
Barrick Gold Finance Co. LLC, 6.125%, 09/15/2013	269,000	275,488
BB&T Corp., 1.450%, 01/12/2018	500,000	499,304
Boeing Co., 5.000%, 03/15/2014	200,000	208,477
Capital One Financial Corp., 6.750%, 09/15/2017	500,000	604,666
Citigroup, Inc., 5.125%, 05/05/2014	200,000	209,199
Citigroup, Inc., 5.375%, 08/09/2020	550,000	644,907
Citigroup, Inc., 6.125%, 11/21/2017	400,000	473,435
Citigroup, Inc., 6.950%, 11/01/2018	200,000	244,547
Comcast Corp., 6.500%, 01/15/2015	99,000	109,249
Compass Bank, 5.900%, 04/01/2026	48,000	46,811
CI, 8.500%, 05/01/2019	125,000	162,416
Credit Suisse U.S.A., Inc., 5.125%, 08/15/2015	125,000	137,273
CVS Caremark Corp., 4.750%, 05/18/2020	225,000	260,807
CVS Caremark Corp., 5.750%, 06/01/2017	400,000	473,471
Devon Energy Corp., 5.625%, 01/15/2014	125,000	129,909
Discover Financial Services, Inc., 5.200%, 04/27/2022	475,000	533,961
Dow Chemical Co., 5.900%, 02/15/2015	100,000	109,349
FedEx Corp., 7.375%, 01/15/2014	275,000	289,510
Fifth Third Bancorp., 3.625%, 01/25/2016	340,000	363,706
Ford Motor Credit Co., LLC, 3.000%, 06/12/2017	600,000	615,953
General Electric Capital Corp., 1.625%, 04/02/2018	250,000	249,224
General Electric Capital Corp., 5.000%, 01/08/2016	275,000	305,076
General Electric Capital Corp., 6.000%, 08/07/2019	500,000	607,854
Genworth Financial, 6.515%, 05/22/2018	500,000	568,767
Goldman Sachs Group, Inc., 4.750%, 07/15/2013	300,000	303,621
Goldman Sachs Group, Inc., 5.350%, 01/15/2016	300,000	332,066
Goldman Sachs Group, Inc., 5.375%, 03/15/2020	225,000	256,719
Goldman Sachs Group, Inc., 6.000%, 06/15/2020	400,000	472,792
Hartford Financial Services, 5.375%, 03/15/2017	175,000	199,611
Home Depot, Inc., 5.400%, 03/01/2016	200,000	226,611
HSBC Finance Corp., 5.000%, 06/30/2015	600,000	649,003
Huntington National Bank, 5.375%, 02/28/2019	250,000	263,469
International Paper Co., 9.375%, 05/15/2019	125,000	172,003
Intuit Inc., 5.750%, 03/15/2017	250,000	286,560
Jefferies Group, Inc., 3.875%, 11/09/2015	200,000	210,000
JP Morgan Chase & Co., 6.000%, 01/15/2018	1,225,000	1,457,277
Juniper Network, Inc., 4.600%, 03/15/2021	225,000	241,816
Keycorp, 6.500%, 05/14/2013	400,000	402,762
KLA-Tencorp Corp., 6.900%, 05/01/2018	150,000	180,018
Lazard Group, 6.850%, 06/15/2017	280,000	322,226
Metlife, Inc., 6.817%, 08/15/2018	510,000	636,469
Morgan Stanley, 5.375%, 10/15/2015	450,000	491,760
Morgan Stanley, 5.750%, 01/25/2021	650,000	752,337
Morgan Stanley, 6.000%, 04/28/2015	350,000	381,437
News America, Inc., 4.500%, 02/15/2021	800,000	903,599

See accompanying notes which are an integral part of these financial statements.	11

FCI Funds

FCI Bond Fund

Schedule of Investments - continued

March 31, 2013

(Unaudited)

	Principal Amount	Fair Value

Corporate Bonds - 51.33% - continued

Corporate Bonds - Domestic - 46.95% - continued
Prudential Financial, Inc., 4.750%, 09/17/2015	$200,000	$218,020
Prudential Financial, Inc., 5.500%, 03/15/2016	310,000	349,493
Prudential Financial, Inc., 6.200%, 01/15/2015	250,000	272,818
Prudential Financial, Inc., 7.375%, 06/15/2019	400,000	514,251
Sempra Energy, 6.500%, 06/01/2016	250,000	291,577
Sempra Energy, 8.900%, 11/15/2013	150,000	157,508
Simon Property Group PL, 6.125%, 05/30/2018	500,000	611,580
Starbucks Corp., 6.250%, 08/15/2017	300,000	359,585
SunTrust Banks, Inc., 6.000%, 09/11/2017	400,000	472,671
Swiss Re Solutions Holding Corp., 7.000%, 02/15/2026	180,000	231,067
Symantec Corp., 4.200%, 09/15/2020	300,000	320,891
Time Warner, Inc., 3.400%, 06/15/2022	800,000	826,578
Travelers Companies, Inc., 5.750%, 12/15/2017	275,000	332,009
Verizon Communications, Inc., 4.900%, 09/15/2015	110,000	120,861
Viacom, Inc., 3.875%, 12/15/2021	800,000	857,406
Zions Bancorp., 7.750%, 09/23/2014	150,000	163,136

TOTAL CORPORATE BONDS - DOMESTIC (Cost $26,694,754)		28,313,680

Corporate Bonds - Foreign - 4.38%
Corporate Bond - Australia - 1.12%
Westpac Banking Corp., 4.200%, 02/27/2015	250,000	266,873
Westpac Banking Corp., 4.875%, 11/19/2019	350,000	409,793

		676,666

Corporate Bond - Canada - 1.59%
Bank of Montreal, 2.500%, 01/11/2017	300,000	313,773
Canadian Pacific Railway Co., 6.500%, 05/15/2018	31,000	37,567
Husky Energy, Inc., 5.900%, 06/15/2014	125,000	132,533
Manulife Financial Corp., 3.400% 09/17/2015	450,000	473,647

		957,520

Corporate Bond - Great Britain - 0.51%
GlaxoSmithKline Capital, 2.850%, 05/08/2022	300,000	306,673

Corporate Bond - Isle of Man - 0.59%
Anglogold Holding PLC, 5.125%, 08/01/2022	350,000	355,448

Corporate Bonds - Netherlands - 0.57%
Deutsche Telekom International Finance BV, 5.750%, 03/23/2016	100,000	112,998
Deutsche Telekom International Finance BV, 5.875%, 08/20/2013	225,000	229,517

		342,515

TOTAL CORPORATE BONDS - FOREIGN (Cost $2,534,654)		2,638,822

TOTAL CORPORATE BONDS (Cost $29,229,408)		30,952,502

Mortgage-Backed Securities - 6.15%
Federal Home Loan Mortgage Corp., Pool # A57160, 5.500%, 02/01/2037	87,445	94,967
Federal Home Loan Mortgage Corp., Pool # AI8577, 3.000%, 08/01/2042	766,593	791,553
Federal National Mortgage Association, 2.400%, 11/17/2024	600,000	597,958
Federal National Mortgage Association, Pool # 745133, 5.500%, 11/01/2035	142,819	156,694
Federal National Mortgage Association, Pool # 832648, 5.000%, 09/01/2035	129,256	140,379
Federal National Mortgage Association, Pool # 832949, 5.000%, 09/01/2035	84,558	91,834
Federal National Mortgage Association, Pool # 845549, 5.500%, 01/01/2036	158,767	175,183
Federal National Mortgage Association, Pool # 878104, 5.500%, 04/01/2036	73,592	80,534
Federal National Mortgage Association, Pool # AB4300, 3.500%, 01/01/2042	569,821	602,265
Federal National Mortgage Association, Pool # MA0918, 4.000%, 12/01/2041	917,043	978,686

TOTAL MORTGAGE-BACKED SECURITIES (Cost $3,606,645)		3,710,053

See accompanying notes which are an integral part of these financial statements.	12

FCI Funds

FCI Bond Fund

Schedule of Investments - continued

March 31, 2013

(Unaudited)

	Principal	Fair
	Amount	Value

U.S. Government Securities - 36.24%
Treasury Inflation Protected Securities, 0.125%, 07/15/2022	$500,000	$545,635
U.S. Treasury Note, 1.000%, 05/15/2014	8,700,000	8,780,545
U.S. Treasury Note, 2.000%, 02/15/2022	300,000	308,461
U.S. Treasury Note, 2.250%, 03/31/2016	3,155,000	3,332,961
U.S. Treasury Note, 3.500%, 05/15/2020	1,330,000	1,535,942
U.S. Treasury Note, 3.125%, 05/15/2021	390,000	439,207
U.S. Treasury Note, 3.625%, 08/15/2019	575,000	666,011
U.S. Treasury Note, 4.125%, 05/15/2015	4,600,000	4,974,468
U.S. Treasury Note, 5.000%, 05/15/2037	50,000	68,094
U.S. Treasury Note, 6.250%, 08/15/2023	850,000	1,203,149

TOTAL U.S. GOVERNMENT SECURITIES (Cost $21,822,797)		21,854,473

	Shares

Preferred Stocks - 0.07%
Fannie Mae - Series S., 8.250%	12,000	39,000

TOTAL PREFERRED STOCKS (Cost $300,000)		39,000

Real Estate Investment Trusts - 0.29%
Apollo Commercial Real Estate Finance, Inc.	10,000	175,900

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $161,027)		175,900

Closed End Funds - 0.93%
Calamos Convertible Opportunities and Income Fund	14,000	176,680
NGP Capital Resources Co.	7,000	49,770
PennantPark Investment Co.	16,000	180,640
Wells Fargo Advantage Income Opportunities Fund	15,000	150,450

TOTAL CLOSED END FUNDS (Cost $568,695)		557,540

Exchange-Traded Funds - 3.35%
PowerShares Senior Loan Portfolio	28,000	703,080
SPDR Barclays Short Term High Yield Bond	5,000	154,400
iShares iBoxx H/Y Corporate Bond	3,750	353,812
iShares S&P U.S. Preferred Stock Index Fund	20,000	810,400

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,005,550)		2,021,692

Money Market Securities - 1.22%
Fidelity Institutional Government Portfolio - Class I, 0.01% (a)	734,400	734,400

TOTAL MONEY MARKET SECURITIES (Cost $734,400)		734,400

TOTAL INVESTMENTS (Cost $58,428,522) - 99.58%		$60,045,560

Other assets less liabilities - 0.42%		254,010

TOTAL NET ASSETS - 100.00%		$60,299,570

(a)	Variable rate security; the money market rate shown represents the rate at March 31, 2013.

See accompanying notes which are an integral part of these financial statements.	13

FCI Funds

Statements of Assets and Liabilities

March 31, 2013

(Unaudited)

	FCI Value Equity Fund	FCI Bond Fund
Assets
Investment in securities:
At cost	$6,553,329	$58,428,522

At value	$7,163,909	$60,045,560

Cash	1,090	35,493
Receivable for capital stock sold	—	4,658
Receivable for investments sold	872,488	—
Dividends receivable	12,930	10,620
Interest receivable	3	500,303
Receivable due from Advisor (a)	7,416	—
Prepaid expenses	9,415	7,828

Total assets	8,067,251	60,604,462

Liabilities
Payable for investments purchased	824,361	249,103
Payable to administrator, transfer agent, and fund accountant (a)	6,938	5,625
Payable from capital stock redeemed	15,504	10,032
Payable to custodian (a)	1,010	2,733
Payable to trustees and officers	1,654	1,654
Payable to Advisor (a)	—	22,392
Other accrued expenses	11,375	13,353

Total liabilities	860,842	304,892

Net Assets	$7,206,409	$60,299,570

Net Assets consist of:
Paid in capital	$6,406,964	$58,883,488
Accumulated undistributed net investment income (loss)	38,449	(81,548)
Accumulated net realized gain (loss) from investment transactions	150,416	(119,408)
Net unrealized appreciation (depreciation) on investments	610,580	1,617,038

Net Assets	$7,206,409	$60,299,570

Shares outstanding (unlimited number of shares authorized)	710,042	5,675,389

Net Asset Value and offering price per share	$10.15	$10.62

Redemption price per share (b) (Net Asset Value * 99%)	$10.05	$10.51

(a)	See Note 4 in the Notes to the Financial Statements.
(b)	The Funds charge a 1% redemption fee on shares redeemed within 60 calendar days of purchase.

Shares are redeemed at the net asset value if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements.	14

FCI Funds

Statements of Operations

For The Six Months Ended March 31, 2013

(Unaudited)

	FCI Value Equity Fund	FCI Bond Fund
Investment Income
Dividend income (net of foreign withholding tax of $957 Value Equity Fund)	$126,940	$75,147
Interest income	14	680,915

Total Income	126,954	756,062

Expenses
Investment Advisor fee (a)	23,036	116,854
Administration expenses (a)	14,959	20,458
Transfer agent expenses (a)	14,159	14,372
Fund accounting expenses (a)	9,973	12,946
Legal expenses	10,422	8,818
Audit expenses	6,779	7,526
Trustee expenses	5,393	5,393
Custodian expenses (a)	2,432	9,064
CCO expenses	4,450	4,450
Registration expenses	5,947	4,611
Insurance expenses	1,639	1,645
Pricing expenses	2,557	5,655
Report printing expenses	1,071	1,557
Miscellaneous expenses	318	539
Overdraft expenses	275	—

Total Expenses	103,410	213,888
Fees waived and expenses reimbursed by Advisor (a)	(64,761)	—
Fees recouped by Advisor (a)	—	17,741

Net operating expenses	38,649	231,629

Net investment income	88,305	524,433

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	212,620	(71,152)
Change in unrealized appreciation (depreciation) on investment securities	364,790	(46,037)

Net realized and unrealized gain (loss) on investment securities	577,410	(117,189)

Net increase (decrease) in net assets resulting from operations	$665,715	$407,244

(a)	See Note 4 in the Notes to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.	15

FCI Funds

Statements of Changes In Net Assets

	FCI Value Equity Fund
	For the Six Months Ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Operations
Net investment income	$88,305	$176,170
Net realized gain (loss) on investment securities	212,620	1,097,704
Change in unrealized appreciation (depreciation) on investment securities	364,790	817,113

Net increase (decrease) in net assets resulting from operations	665,715	2,090,987

Distributions
From net investment income	(172,033)	(120,849)
From net realized gain	(992,710)	(43,689)

Total distributions	(1,164,743)	(164,538)

Capital Share Transactions
Proceeds from shares sold	256,584	1,730,349
Reinvestment of distributions	381,635	43,858
Amount paid for shares redeemed	(2,928,669)	(5,591,976)
Proceeds from redemption fees	—	13

Net increase (decrease) in net assets resulting from share transactions	(2,290,450)	(3,817,756)

Total Increase (Decrease) in Net Assets	(2,789,478)	(1,891,307)

Net Assets
Beginning of period	9,995,887	11,887,194

End of period	$7,206,409	$9,995,887

Accumulated undistributed net investment income included in net assets at end of period	$38,449	$122,177

Capital Share Transactions
Shares sold	68,055	164,569
Shares issued in reinvestment of distributions	—	4,484
Shares redeemed	(279,595)	(530,993)

Net increase (decrease) from capital share transactions	(211,540)	(361,940)

See accompanying notes which are an integral part of these financial statements.	16

FCI Funds

Statements of Changes In Net Assets

	FCI Bond Fund
	For the Six Months Ended March 31, 2013 (Unaudited)	Year ended September 30, 2012
Operations
Net investment income	$524,433	$1,046,007
Net realized gain (loss) on investment securities	(71,152)	656,195
Change in unrealized appreciation (depreciation) on investment securities	(46,037)	815,693

Net increase (decrease) in net assets resulting from operations	407,244	2,517,895

Distributions
From net investment income	(619,589)	(1,082,086)
From net realized gain	(656,675)	(166,868)

Total distributions	(1,276,264)	(1,248,954)

Capital Share Transactions
Proceeds from shares sold	7,785,759	31,215,704
Reinvestment of distributions	92,152	114,900
Amount paid for shares redeemed	(4,734,124)	(8,174,101)
Proceeds from redemption fees	—	91

Net increase (decrease) in net assets resulting from share transactions	3,143,787	23,156,594

Total Increase in Net Assets	2,274,767	24,425,535

Net Assets
Beginning of period	58,024,803	33,599,268

End of period	$60,299,570	$58,024,803

Accumulated undistributed net investment income included in net assets at end of period	$(81,548)	$—

Capital Share Transactions
Shares sold	739,545	2,915,473
Shares issued in reinvestment of distributions	—	10,915
Shares redeemed	(442,926)	(769,638)

Net increase (decrease) from capital share transactions	296,619	2,156,750

See accompanying notes which are an integral part of these financial statements.	17

FCI Funds

Financial Highlights

(For a share outstanding throughout each period)

	FCI Value Equity Fund
	For the Six Months Ended March 31, 2013 (Unaudited)		Year ended September 30, 2012	Year ended September 30, 2011	Year ended September 30, 2010	Year ended September 30, 2009	Year ended September 30, 2008

Selected Per Share Data:
Net asset value, beginning of period	$10.85		$9.26	$9.14	$8.71	$9.80	$12.76

Income (loss) from investment operations:
Net investment income	0.16		0.18	0.06	0.06	0.05	0.05
Net realized and unrealized gains (losses)	0.75		1.55	0.11	0.43	(1.09)	(2.21)

Total income from investment operations	0.91		1.73	0.17	0.49	(1.04)	(2.16)

Less distributions:
From net investment income	(0.24)		(0.10)	(0.05)	(0.06)	(0.05)	(0.06)
From net realized gain	(1.38)		(0.04)	—	—	—	(0.74)

Total distributions	(1.61)		(0.14)	(0.05)	(0.06)	(0.05)	(0.80)

Paid in capital from redemption fees	—		— (a)	—	—	— (a)	— (a)

Net asset value, end of period	$10.15		$10.85	$9.26	$9.14	$8.71	$9.80

Total Return (b)	10.21	% (c)	18.85%	1.86%	5.62%	–10.47%	–18.02%

Ratios and Supplemental Data:
Net assets, end of period (000)	$7,206		$9,996	$11,887	$12,788	$12,786	$10,168

Ratio of expenses to average net assets	1.01	% (d)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets before reimbursement	2.69	% (d)	2.03%	1.64%	1.84%	1.95%	1.88%
Ratio of net investment income to average net assets	2.17	% (d)	1.63%	0.63%	0.65%	0.80%	0.52%
Ratio of net investment income (loss) to average net assets before reimbursement	0.48	% (d)	0.60%	(0.01)%	(0.19)%	(0.15)%	(0.36)%
Portfolio turnover rate	15.70	% (c)	43.68%	132.16%	206.29%	230.75%	197.30%

(a)	Redemption fees resulted in less than $0.005 per share in each period.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not Annualized
(d)	Annualized

See accompanying notes which are an integral part of these financial statements.	18

FCI Funds

Financial Highlights

(For a share outstanding throughout each period)

	FCI Bond Fund
	For the Six Months Ended March 31, 2013 (Unaudited)		Year ended September 30, 2012	Year ended September 30, 2011	Year ended September 30, 2010	Year ended September 30, 2009	Year ended September 30, 2008

Selected Per Share Data:
Net asset value, beginning of period	$10.79		$10.43	$10.86	$10.47	$9.64	$10.03

Income (loss) from investment operations:
Net investment income	0.10		0.32	0.36	0.43	0.38	0.42
Net realized and unrealized gains (losses)	(0.03)		0.42	(0.22)	0.40	0.87	(0.37)

Total income from investment operations	0.07		0.73	0.14	0.83	1.25	0.05

Less distributions:
From net investment income	(0.11)		(0.32)	(0.36)	(0.42)	(0.38)	(0.44)
From net realized gain	(0.12)		(0.05)	(0.21)	(0.02)	(0.04)	—

Total distributions	(0.24)		(0.37)	(0.57)	(0.44)	(0.42)	(0.44)

Paid in capital from redemption fees	—		— (a)	—	— (a)	— (a)	— (a)

Net asset value, end of period	$10.62		$10.79	$10.43	$10.86	$10.47	$9.64

Total Return (b)	0.62	% (c)	7.17%	1.45%	8.12%	13.16%	0.37%

Ratios and Supplemental Data:
Net assets, end of period (000)	$60,300		$58,025	$33,599	$35,145	$27,986	$16,116

Ratio of expenses to average net assets	0.79	% (d)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of expenses to average net assets before reimbursement	0.73	% (d)	0.88%	0.87%	0.96%	1.06%	1.21%
Ratio of net investment income to average net assets	1.82	% (d)	2.93%	3.37%	3.97%	3.92%	4.15%
Ratio of net investment income to average net assets before reimbursement	1.88	% (d)	2.85%	3.30%	3.81%	3.66%	3.74%
Portfolio turnover rate	31.35	% (c)	65.56%	54.86%	63.02%	61.35%	25.99%

(a)	Redemption fees resulted in less than $0.005 per share in each period.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not Annualized
(d)	Annualized

See accompanying notes which are an integral part of these financial statements.	19

FCI Funds

Notes to the Financial Statements

March 31, 2013

(Unaudited)

NOTE 1. ORGANIZATION

The FCI Value Equity Fund (“Equity Fund”) and the FCI Bond Fund (“Bond Fund”) (collectively, the “Funds”) were each organized as a diversified series of Unified Series Trust (the “Trust”) on June 13, 2005. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (“the Board”) to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is one of a series of funds currently authorized by the Trustees. The Equity Fund commenced operations on October 5, 2005 and the Bond Fund commenced operations on October 4, 2005. The investment advisor to the Funds is Financial Counselors, Inc. (the “Advisor”). The Equity Fund seeks to provide long-term capital appreciation. The Bond Fund seeks to provide total return.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds make no provision for federal income tax. The Funds intend to qualify each year as “regulated investment companies” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

As of and during the six months ended March 31, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years prior to 2008.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - Each Fund follows industry practice and records security transactions on the trade date. The first in, first out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITS) and distributions from limited partnerships is recognized on the ex-date and included in dividend income. The calendar year-end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Funds estimate the character of REIT distributions based on the most recent information available. Income or loss from limited partnerships is reclassified in the components of net assets upon receipt of K-1’s. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

20

FCI Funds

Notes to the Financial Statements - continued

March 31, 2013

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Dividends and Distributions - Each Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis for the Equity Fund and a quarterly basis for the Bond Fund. Each Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is most significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchange-traded funds, real estate investment trusts, closed end funds, and preferred stocks, are generally valued by using market quotations, but may be valued on the basis of prices

21

FCI Funds

Notes to the Financial Statements - continued

March 31, 2013

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - continued

furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, such as corporate bonds, foreign corporate bonds, U.S. government securities and mortgage-backed securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. All foreign bonds are denominated in U.S. dollars. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Funds’ NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

22

FCI Funds

Notes to the Financial Statements - continued

March 31, 2013

(Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS – continued

The following is a summary of the inputs used at March 31, 2013 in valuing the Equity Fund’s assets carried at fair value:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$6,707,346	$—	$—	$6,707,346
Money Market Securities	456,563	—	—	456,563

Total	$7,163,909	$—	$—	$7,163,909

*	Refer to the Schedule of Investments for industry classifications.

The following is a summary of the inputs used at March 31, 2013 in valuing the Bond Fund’s assets carried at fair value:

		Valuation Inputs
Assets	Level 1 -Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$28,313,680	$—	$28,313,680
Foreign Corporate Bonds	—	2,638,822	—	2,638,822
Mortgage-Backed Securities	—	3,710,053	—	3,710,053
U.S. Government Securities	—	21,854,473	—	21,854,473
Preferred Stocks	39,000	—	—	39,000
Real Estate Investment Trusts	175,900	—	—	175,900
Closed End Funds	557,540	—	—	557,540
Exchange-Traded Funds	2,021,692	—	—	2,021,692
Money Market Securities	734,400	—	—	734,400

Total	$3,528,532	$56,517,028	$—	$60,045,560

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period. During the six months ended March 31, 2013, the Funds had no transfers between Levels. The Trust recognizes significant transfers between fair value hierarchy levels at the end of the reporting period.

23

FCI Funds

Notes to the Financial Statements - continued

March 31, 2013

(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreements, (each, an “Agreement”), the Advisor manages the Funds’ investments subject to approval of the Board. As compensation for its management services, the Funds are obligated respectively to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.60% of the Equity Fund’s average daily net assets and 0.40% of the Bond Fund’s average daily net assets. For the six months ended March 31, 2013, the Advisor earned fees of $23,036 from the Equity Fund and $116,854 from the Bond Fund before waiving a portion of those fees, as described below.

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as fees and expenses of other investment companies acquired by the Funds) do not exceed 1.00% of the Equity Fund’s average daily net assets and 0.80% of the Bond Fund’s average daily net assets through January 31, 2014.

For the six months ended March 31, 2013, the Advisor waived fees and reimbursed expenses of $64,761 for the Equity Fund and recouped $17,741 for the Bond Fund. At March 31, 2013, the Advisor owed $7,416 to the Equity Fund and was owed $22,392 from the Bond Fund. Each waiver or reimbursement by the Advisor with respect to a Fund is subject to repayment by that Fund within the three fiscal years following the fiscal year in which that particular waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding its expense limitation described above.

The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions, at September 30, 2012, were as follows:

Fund	Amount	Subject to Repayment Until September 30,
Equity	$103,957	2013
	88,592	2014
	111,397	2015

Bond	$30,350	2013
	25,101	2014
	28,588	2015

For the six months ended March 31, 2013, $64,761 may be subject to potential repayment by the Equity Fund to the adviser through September 30, 2016.

The Trust retains Huntington Asset Services, Inc. (“HASI”), to manage the Funds’ business affairs and to provide the Funds with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended March 31, 2013, HASI earned fees of $14,959 for administrative services provided to the Equity Fund and $20,458 for the Bond Fund, respectively. At March 31, 2013, HASI was owed $2,459 by the Equity Fund and $1,486 by the Bond Fund, respectively, for administrative services. Certain officers of the Trust are members of management and/or employees of HASI. HASI operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Funds’ investments (the “Custodian”). For the six months ended March 31, 2013, the Custodian earned fees of $2,432 and $9,064 from the Equity Fund and the Bond Fund, respectively, for custody services provided to the Funds. At March 31, 2013, the Custodian was owed $1,010 by the Equity Fund and $2,733 by the Bond Fund for custody services.

24

FCI Funds

Notes to the Financial Statements - continued

March 31, 2013

(Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

The Trust retains HASI to act as each Fund’s transfer agent and to provide fund accounting services. For the six months ended March 31, 2013, HASI earned fees of $14,159 for transfer agent services expenses incurred in providing transfer agent services for the Equity Fund. For the fiscal year March 31, 2013, HASI earned fees of $14,372 for transfer agent services expenses in providing transfer agent services for the Bond Fund. At March 31, 2013, the Equity Fund owed HASI $2,840 for transfer agent services expenses. At March 31, 2013, the Bond Fund owed HASI $3,033 for transfer agent services expenses. For the six months ended March 31, 2013, HASI earned fees of $9,973 for fund accounting services provided to the Equity Fund and $12,946 for the Bond Fund, respectively. At March 31, 2013, HASI was owed $1,639 by the Equity Fund and $1,106 by the Bond Fund, respectively, for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made by the Funds to the Distributor during the six months ended March 31, 2013. The Distributor, HASI and the Custodian are controlled by Huntington Bancshares, Inc. A Trustee of the Trust is a member of management of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. (the parent of the Distributor) and an officer of the Trust is an officer of the Distributor and such persons may be deemed to be affiliates of the Distributor.

NOTE 5. INVESTMENTS

For the six months ended March 31, 2013, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

	Equity Fund	Bond Fund
Purchases
U.S. Government Obligations	$—	$15,801,092
Other	1,180,100	5,195,390
Sales
U.S. Government Obligations	$—	$14,534,326
Other	4,661,746	3,523,555

As of March 31, 2013, the net unrealized depreciation of investments for tax purposes was as follows:

	Equity Fund	Bond Fund
Gross Appreciation	$816,578	$1,926,095
Gross (Depreciation)	(205,998)	(312,835)

Net Appreciation (Depreciation) on Investments	$610,580	$1,613,260

At March 31, 2013, the aggregate cost of securities for federal income tax purposes was $6,553,329 for the Equity Fund and $58,432,300 for the Bond Fund.

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

25

FCI Funds

Notes to the Financial Statements - continued

March 31, 2013

(Unaudited)

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At March 31, 2013, Midwest Trust Company, an affiliate of the Advisor, for the benefit of its customers, owned 92.36% of the Bond Fund and 62.37% of the Equity Fund. As a result, Midwest Trust Company may be deemed to control each Fund.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

Equity Fund:

On December 14, 2012, the Equity Fund paid an income distribution of $0.2383 per share and a short-term capital gain distribution of $0.2817 per share and a long-term capital gain distribution of $1.0934 per share to shareholders of record on December 13, 2012.

The tax characterization of distributions for the fiscal years ended September 30, 2012 and September 30, 2011 was as follows:

	2012	2011
Distributions paid from
Ordinary Income	$120,849	$75,399
Long-term Capital Gain	43,689	—

	$164,538	$75,399

Bond Fund:

For the six months ended March 31, 2013, the Bond Fund paid quarterly income distributions totaling $0.1142 per share to shareholders.

On December 14, 2012, the Bond Fund paid an a short-term capital gain distribution of $0.0486 per share and a long-term capital gain distribution of $0.0738 per share to shareholders of record on December 13, 2012.

The tax characterization of distributions for the fiscal years ended September 30, 2012 and September 30, 2011 was as follows:

	2012	2011
Distributions paid from:
Ordinary Income*	$1,151,973	$1,434,776
Long-Term Capital Gain	96,981	421,900

Total Distributions	$1,248,954	$1,856,676

*	Short term capital gain distributions are treated as ordinary income for tax purposes.

26

FCI Funds

Notes to the Financial Statements - continued

March 31, 2013

(Unaudited)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS – continued

At September 30, 2012, the components of distributable earnings on a tax basis were as follows:

	Equity	Bond

Undistributed ordinary income	$310,308	$260,479
Undistributed long-term capital gain (loss)	742,375	360,110
Net Unrealized appreciation (depreciation)	245,790	1,664,513

	$1,298,473	$2,285,102

At September 30, 2012, the Bond Fund difference between book and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and other differences relating to the tax treatment of underlying securities. The Bond Fund deferred wash sales in the amount of $3,778.

NOTE 9. CAPITAL LOSS CARRYFORWARD

At September 30, 2012, the Equity Fund utilized $121,270 of capital loss carryforwards for federal tax purposes from prior years. The capital loss carryforwards were utilized entirely to offset gains and represented the Equity Fund’s entire balance of capital loss carryforwards.

27

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (877) 627-8504 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Kenneth G.Y. Grant

Nancy V. Kelly, Interested

OFFICERS

Joseph Rezabek, Senior Vice President

John C. Swhear, Interim President

Robert W. Silva, Chief Financial Officer and Treasurer

Lynn E. Wood, Chief Compliance Officer

Tara Pierson, Secretary

INVESTMENT ADVISOR

Financial Counselors, Inc.

442 West 47th Street

Kansas City, MO 64112

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about each Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of May 30, 2013, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ John C. Swhear
John C. Swhear, Interim President

Date	05/30/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John C. Swhear
John C. Swhear, Interim President

Date	05/30/2013

By	/s/ Robert W. Silva
Robert W. Silva, Treasurer

Date	05/30/2013